UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490
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Date of fiscal year end: 7/31
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Date of reporting period: 1/31/11
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended January 31, 2011. The first report applies to the Technical Opportunities Fund, the second report applies to the Global High Yield Fund, the third report applies to the Multi-Sector Bond Fund and the fourth report applies to the Currency Strategies Fund.

John Hancock

MUTUAL FUNDS

John Hancock

Technical Opportunities Fund

Semiannual Report

1.31.11

A look at performance

For the period ended January 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	5.30	—	—	4.93	9.06	5.30	—	—	7.50

Class I2	11.34	—	—	9.04	15.17	11.34	—	—	13.90

Class NAV [2]	11.43	—	—	9.17	15.25	11.43	—	—	14.10

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual for Class A. The net expenses equal the gross expenses and are as follows: Class A — 1.93%, Class I — 1.45% and Class NAV — 1.39%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 8-3-09.

2 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

6	Technical Opportunities Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class I2	8-3-09	$11,390	$11,390	$13,057

Class NAV[2]	8-3-09	$11,410	$11,410	$13,057

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class I and Class NAV shares, respectively, as of 1-31-11.

MSCI All Country World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charges applicable.

Semiannual report | Technical Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2010 with the same investment held until January 31, 2011.

	Account value	Ending value	Expenses paid during
	on 8-1-10	on 1-31-11	period ended 1-31-11[1]

Class A	$1,000.00	$1,148.10	$10.29

Class I	1,000.00	1,151.70	7.92

Class NAV	1,000.00	1,152.50	7.43

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Technical Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2010, with the same investment held until January 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-10	on 1-31-11	period ended 1-31-11[1]

Class A	$1,000.00	$1,015.60	$9.65

Class I	1,000.00	1,017.80	7.43

Class NAV	1,000.00	1,018.30	6.97

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.90%, 1.46% and 1.38% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Technical Opportunities Fund	9

Portfolio summary

Top 10 Holdings[1]

Apple, Inc.	6.0%	Agrium, Inc.	2.9%

Amazon.com, Inc.	5.5%	Massey Energy Company	2.8%

The Mosaic Company	3.9%	Research In Motion, Ltd.	2.6%

Ford Motor Company	3.7%	Walter Energy, Inc.	2.0%

EMC Corp.	3.6%	Cliffs Natural Resources, Inc.	2.0%

Sector Composition[2,3]

Information Technology	27%	Consumer Staples	4%

Consumer Discretionary	21%	Financials	1%

Materials	17%	Telecommunication Services	1%

Industrials	11%	Health Care	1%

Energy	5%	Short-Term Investments & Other	12%

Country Composition2,[4]

United States	66%	Singapore	1%

Canada	9%	Austria	1%

China	4%	Netherlands	1%

South Africa	2%	Sweden	1%

Brazil	1%	Hong Kong	1%

Australia	1%	Short-Term Investments & Other	12%

1 As a percentage of net assets on 1-31-11. Cash and cash equivalents are not included in Top 10 Holdings.

2 As a percentage of net assets on 1-31-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

10	Technical Opportunities Fund | Semiannual report

Fund’s investments

As of 1-31-11 (unaudited)

	Shares	Value
Common Stocks 88.46%		$589,850,618

(Cost $520,314,841)

Consumer Discretionary 20.87%		139,139,641

Automobiles 3.71%

Ford Motor Company (I)(L)	1,549,300	24,711,335

Hotels, Restaurants & Leisure 4.58%

Ctrip.com International, Ltd., ADR (I)(L)	120,300	4,951,548

Las Vegas Sands Corp. (I)	148,400	6,899,116

Starwood Hotels & Resorts Worldwide, Inc. (L)	112,600	6,640,022

Wendy’s/Arby’s Group, Inc., Class A	1,088,011	5,255,093

Wynn Resorts, Ltd.	58,600	6,816,938

Internet & Catalog Retail 5.50%

Amazon.com, Inc. (I)	216,200	36,676,167

Media 3.42%

Naspers, Ltd., SADR (I)	145,090	7,570,473

Sirius XM Radio, Inc. (I)(L)	5,264,400	8,502,006

The Walt Disney Company	173,600	6,747,832

Textiles, Apparel & Luxury Goods 3.66%

Lululemon Athletica, Inc. (I)(L)	186,400	12,801,952

Under Armour, Inc., Class A (I)(L)	117,349	7,024,511

XTEP International Holdings (I)	6,884,000	4,542,648

Consumer Staples 3.52%		23,471,154

Beverages 0.48%

Hansen Natural Corp. (I)	56,600	3,205,824

Food & Staples Retailing 0.56%

X5 Retail Group NV, GDR (I)	87,720	3,715,819

Food Products 2.48%

Golden Agri-Resources, Ltd.	10,749,000	5,995,317

Green Mountain Coffee Roasters, Inc. (I)(L)	314,300	10,554,194

Energy 5.25%		35,014,369

Oil, Gas & Consumable Fuels 5.25%

Denbury Resources, Inc. (I)	298,100	6,066,335

Massey Energy Company	292,500	18,386,550

OGX Petroleo e Gas Participacoes SA (I)	485,900	5,016,551

Paladin Resources, Ltd. (I)	1,129,170	5,544,933

See notes to financial statements	Semiannual report | Technical Opportunities Fund	11

	Shares	Value
Financials 1.20%		$7,998,476

Commercial Banks 0.72%

Banco Bradesco SA, ADR (L)	254,900	4,822,708

Real Estate Management & Development 0.48%

Wheelock and Company, Ltd.	789,000	3,175,768

Health Care 0.60%		4,008,003

Biotechnology 0.60%

NPS Pharmaceuticals, Inc. (I)	400,600	4,008,003

Industrials 10.67%		71,188,608

Aerospace & Defense 3.41%

BE Aerospace, Inc. (I)(L)	174,368	6,746,298

Cubic Corp.	200,322	9,765,698

Triumph Group, Inc. (L)	65,250	6,265,958

Airlines 1.73%

US Airways Group, Inc. (I)(L)	1,160,260	11,509,779

Electrical Equipment 0.77%

Zumtobel AG	175,870	5,159,742

Machinery 4.76%

Deere & Company	76,500	6,953,850

Joy Global, Inc.	135,700	11,830,326

Pall Corp.	170,100	9,425,241

SKF AB, B Shares	123,180	3,531,716

Information Technology 28.12%		187,480,296

Communications Equipment 3.96%

AAC Acoustic Technologies Holdings, Inc.	1,154,000	3,157,135

F5 Networks, Inc. (I)	42,800	4,638,664

Harmonic, Inc. (I)	132,800	1,138,096

Research In Motion, Ltd. (I)	295,400	17,461,094

Computers & Peripherals 10.66%

Apple, Inc. (I)	118,700	40,277,283

EMC Corp. (I)	973,300	24,225,437

SanDisk Corp. (I)	144,500	6,555,965

Internet Software & Services 4.27%

Akamai Technologies, Inc. (I)(L)	141,700	6,846,944

Baidu, Inc., SADR (I)	63,800	6,930,594

eBay, Inc. (I)	259,200	7,869,312

Teradata Corp. (I)	158,190	6,800,588

IT Services 0.27%

Cardtronics, Inc. (I)	107,200	1,832,048

Semiconductors & Semiconductor Equipment 3.96%

ANADIGICS, Inc. (I)(L)	638,900	4,363,687

Broadcom Corp., Class A	106,200	4,788,558

OmniVision Technologies, Inc. (I)(L)	319,300	8,247,519

Skyworks Solutions, Inc. (I)(L)	118,700	3,771,099

TriQuint Semiconductor, Inc. (I)(L)	395,800	5,208,728

12	Technical Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Software 5.00%

BMC Software, Inc. (I)	201,800	$9,625,860

Citrix Systems, Inc. (I)	73,100	4,618,458

Longtop Financial Technologies, Ltd. (I)(L)	195,600	6,435,240

Red Hat, Inc. (I)	12,955	535,301

Salesforce.com, Inc. (I)	36,800	4,752,352

Taleo Corp. (I)(L)	92,700	2,730,942

VMware, Class A (I)	54,600	4,669,392

Materials 17.17%		114,480,531

Chemicals 6.82%

Agrium, Inc.	218,200	19,286,698

The Mosaic Company	322,900	26,167,815

Metals & Mining 10.35%

Agnico Eagle Mines, Ltd. (L)	148,400	10,156,496

Allegheny Technologies, Inc.	122,100	7,959,699

Cliffs Natural Resources, Inc.	154,400	13,195,024

IAMGOLD Corp.	251,200	4,777,824

Kumba Iron Ore, Ltd.	87,524	5,504,650

MacArthur Coal, Ltd.	110,017	1,379,101

Molycorp, Inc. (I)(L)	203,400	9,521,154

Romarco Minerals, Inc. (I)(L)	1,613,300	3,270,584

Walter Energy, Inc. (L)	101,800	13,261,486

Telecommunication Services 1.06%		7,069,540

Wireless Telecommunication Services 1.06%

American Tower Corp., Class A (I)	139,000	7,069,540

Securities Lending Collateral 17.04%		113,603,604
(Cost $113,597,745)

John Hancock Collateral Investment Trust, 0.2756% (W)(Y)	11,352,187	113,603,604

	Par value	Value
Short-Term Investments 2.95%		$19,700,000

(Cost $19,700,000)

Repurchase Agreement 2.95%		19,700,000
Bank of New York Mellon Corp. Tri-Party Repurchase Agreement dated
1-31-11 at 0.220% to be repurchased at $19,700,120 on 2-1-11, collateralized by $20,014,389, Government National Mortgage
Association, 4.000% to 6.000% due 9-15-39 to 1-15-41, Federal National
Mortgage Association, 3.500% to 7.500% due 2-1-13 to 1-1-41, Federal
Home Loan Mortgage Corp., 3.500% to 6.500% due 9-1-13 to 8-1-40
(valued at $20,094,001, including interest)	$19,700,000	19,700,000

Total investments (Cost $653,612,586)† 108.45%		$723,154,222

Other assets and liabilities, net (8.45%)		($56,367,911)

Total net assets 100.00%		$666,786,311

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | Technical Opportunities Fund	13

Notes to Schedule of Investments

ADR American Depositary Receipts

GDR Global Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $659,409,701. Net unrealized appreciation aggregated $63,744,521, of which $78,035,216 related to appreciated investment securities and $14,290,695 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 1-31-11:

United States	66%
Canada	9%
China	4%
South Africa	2%
Brazil	1%
Australia	1%
Singapore	1%
Austria	1%
Netherlands	1%
Sweden	1%
Hong Kong	1%
Short-Term Investments & Other	12%

14	Technical Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $520,314,841) including
$110,293,604 of securities loaned (Note 2)	$589,850,618
Investments in affiliated issuers, at value (Cost $113,597,745) (Note 2)	113,603,604
Repurchase agreements, at value (Cost $19,700,000) (Note 2)	19,700,000

Total investments, at value (Cost $653,612,586)	723,154,222
Cash	63,065
Receivable for investments sold	81,880,445
Receivable for fund shares sold	703,119
Dividends and interest receivable	206,556
Receivable for securities lending income	58,788
Other assets	51,412

Total assets	806,117,607

Liabilities

Payable for investments purchased	24,908,395
Payable for fund shares repurchased	660,130
Payable upon return of securities loaned (Note 2)	113,632,985
Payable to affiliates
Accounting and legal services fees	7,183
Transfer agent fees	31,330
Trustees’ fees	507
Other liabilities	90,766

Total liabilities	139,331,296

Net assets

Capital paid-in	$595,612,086
Accumulated net investment loss	(334,948)
Accumulated net realized gain on investments, options written and foreign
currency transactions	1,956,828
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	69,552,345

Net assets	$666,786,311

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($169,466,428 ÷ 14,969,348 shares)	$11.32
Class I ($71,577,582 ÷ 6,285,280 shares)	$11.39
Class NAV ($425,742,301 ÷ 37,328,139 shares)	$11.41

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$11.92

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Technical Opportunities Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$4,210,092
Securities lending	223,705
Interest	64,393
Less foreign taxes withheld	(18,218)

Total investment income	4,479,972

Expenses

Investment management fees (Note 5)	4,142,248
Distribution and service fees (Note 5)	250,972
Accounting and legal services fees (Note 5)	44,476
Transfer agent fees (Note 5)	171,128
Trustees’ fees (Note 5)	2,952
State registration fees (Note 5)	26,980
Printing and postage (Note 5)	19,591
Professional fees	46,629
Custodian fees	61,485
Registration and filing fees	47,583
Other	6,972

Total expenses	4,821,016
Less expense reductions (Note 5)	(6,096)

Net expenses	4,814,920

Net investment loss	(334,948)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	52,188,455
Investments in affiliated issuers	(12,495)
Written options (Note 3)	612,492
Foreign currency transactions	(908,489)
51,879,963
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	35,997,352
Investments in affiliated issuers	(20,000)
Translation of assets and liabilities in foreign currencies	10,843
35,988,195
Net realized and unrealized gain	87,868,158

Increase in net assets from operations	$87,533,210

16	Technical Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Period
	1-31-11	ended
	(unaudited)	7-31-10[1]
Increase (decrease) in net assets

From operations
Net investment loss	($334,948)	($4,340,141)
Net realized gain (loss)	51,879,963	(50,009,798)
Change in net unrealized appreciation (depreciation)	35,988,195	33,564,150

Increase (decrease) in net assets resulting from operations	87,533,210	(20,785,789)

From Fund share transactions (Note 6)	(13,229,038)	613,267,928

Total increase	74,304,172	592,482,139

Net assets

Beginning of period	592,482,139	—

End of period	$666,786,311	$592,482,139

Accumulated net investment loss	($334,948)	—

1 Period from 8-3-09 (inception date) to 7-31-10.

See notes to financial statements	Semiannual report | Technical Opportunities Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	1-31-11[1]	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$9.86	$10.00
Net investment loss[3]	(0.03)	(0.13)
Net realized and unrealized gain (loss) on investments	1.49	(0.01)
Total from investment operations	1.46	(0.14)
Net asset value, end of period	$11.32	$9.86
Total return (%)[4,5]	14.81[6]	(1.40)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$169	$165
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.90[7]	1.87[7]
Expenses including reductions and amounts recaptured	1.90[7]	1.87[7]
Net investment loss	(0.47)[7]	(1.23)[7]
Portfolio turnover (%)	181	389

[1] Semiannual period from 8-1-10 to 1-31-11. Unaudited.
[2] Period from 8-3-09 (inception date) to 7-31-10.
[3] Based on the average daily shares outstanding.
[4] Does not reflect the effect of sales charges, if any.
[5] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6] Not annualized.
[7] Annualized.

CLASS I SHARES Period ended	1-31-11[1]	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$9.89	$10.00
Net investment income (loss)[3]	—[4]	(0.09)
Net realized and unrealized gain (loss) on investments	1.50	(0.02)
Total from investment operations	1.50	(0.11)
Net asset value, end of period	$11.39	$9.89
Total return (%)[5]	15.17[6]	(1.10)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$72	$79
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.46[7]	1.52[7]
Expenses including reductions and amounts recaptured	1.46[7]	1.52[7]
Net investment loss	(0.02)[7]	(0.89)[7]
Portfolio turnover (%)	181	389

1 Semiannual period from 8-1-10 to 1-31-11. Unaudited.
2 Period from 8-3-09 (inception date) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

18	Technical Opportunities Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	1-31-11[1]	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$9.90	$10.00
Net investment income (loss)[3]	—[4]	(0.07)
Net realized and unrealized gain (loss) on investments	1.51	(0.03)
Total from investment operations	1.51	(0.10)
Net asset value, end of period	$11.41	$9.90
Total return (%)[5]	15.25[6]	(1.00)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$426	$349
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.38[7]	1.39[7]
Expenses including reductions and amounts recaptured	1.38[7]	1.39[7]
Net investment income (loss)	0.04[7]	(0.72)
Portfolio turnover (%)	181	389

1 Semiannual period from 8-1-10 to 1-31-11. Unaudited.
2 Period from 8-3-09 (inception date) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Technical Opportunities Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Technical Opportunities Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20	Technical Opportunities Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$139,139,641	$127,026,520	$12,113,121	—
Consumer Staples	23,471,154	17,475,837	5,995,317	—
Energy	35,014,369	29,469,436	5,544,933	—
Financials	7,998,476	4,822,708	3,175,768	—
Health Care	4,008,003	4,008,003	—	—
Industrials	71,188,608	62,497,150	8,691,458	—
Information Technology	187,480,296	184,323,161	3,157,135	—
Materials	114,480,531	107,596,780	6,883,751	—
Telecommunication
Services	7,069,540	7,069,540	—	—
Securities Lending
Collateral	113,603,604	113,603,604	—	—

Short-Term Investments	19,700,000	—	19,700,000	—
Total Investments
in Securities	$723,154,222	$657,892,739	$65,261,483	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the

Semiannual report | Technical Opportunities Fund	21

collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $200 million unsecured committed

22	Technical Opportunities Fund | Semiannual report

line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the period ended January 31, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,124,489 available to offset future net realized capital gains which expires on July 31, 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to net operating losses and partnerships.

Semiannual report | Technical Opportunities Fund	23

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended January 31, 2011, the Fund wrote option contracts to enhance potential gain/income. The following tables summarize the Fund’s written options activities during the six months ended January 31, 2011.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED (PAID)

Outstanding, beginning of period	—	—
Options written	7,070	$1,633,641
Options closed	(6,056)	(1,311,858)
Options expired	(1,014)	(321,783)
Outstanding, end of period	—	—

There were no open written options contracts at January 31, 2011.

24	Technical Opportunities Fund | Semiannual report

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended January 31, 2011:

RISK	STATEMENT OF OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Net realized gain	$612,492
Total		$612,492

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Funds. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 1.35% of the first $250,000,000 of the Fund’s average daily net assets, b) 1.30% of the next $250,000,000 and c) 1.25% of the Fund’s average daily net assets in excess of $500,000,000. The Adviser has a subadvisory agreement with Wellington Management Company, LLP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended January 31, 2011 were equivalent to an annual effective rate of 1.31% of the Fund’s average daily net assets.

The Adviser contractually agreed to waive a portion of the management fee for certain funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all participating funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the funds in proportion of the daily net assets of each Fund.

The Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, overdraft, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. For the period discussed in this report, the fee waivers and/or reimbursements were such that these expenses will not exceed 1.95% and 1.49% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until November 30, 2011.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.20% of average net assets.

Semiannual report | Technical Opportunities Fund	25

Accordingly, these expense reductions described above amounted to $1,606, $726 and $3,764 for Class A, Class I and Class NAV shares, respectively, for the six months ended January 31, 2011.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. For the six months ended January 31, 2011, the Fund did not recapture any expenses. In addition, there were also no waivers or reimbursed expenses subject to potential recovery.

Accounting and legal services. Pursuant to the service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended January 31, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $117,233 for the six months ended January 31, 2011. Of this amount, $16,222 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $100,922 was paid as sales commissions to broker-dealers and $89 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receive in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$250,972	$151,660	$17,511	$16,555
Class I	—	19,468	9,469	3,036
Total	$250,972	$171,128	$26,980	$19,591

26	Technical Opportunities Fund | Semiannual report

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 6 — Fund share transactions
Transactions in Fund shares for the six months ended January 31, 2011 were as follows:

	Six months ended 1-31-11		Period ended 7-31-10
	Shares	Amount	Shares	Amount

Class A shares

Sold	2,330,214	$24,922,692	22,796,591	$240,781,737
Repurchased	(4,072,190)	(42,816,750)	(6,085,267)	(62,239,897)

Net increase (decrease)	(1,741,976)	($17,894,058)	16,711,324	$178,541,840

Class I shares

Sold	1,235,776	$12,949,156	10,412,153	$110,650,156
Repurchased	(2,959,390)	(31,110,333)	(2,403,259)	(24,891,985)

Net increase (decrease)	(1,723,614)	($18,161,177)	8,008,894	$85,758,171

Class NAV shares

Sold	2,810,106	$30,106,887	35,772,158	$355,210,980
Repurchased	(667,466)	(7,280,690)	(586,659)	(6,243,063)

Net increase	2,142,640	$22,826,197	35,185,499	$348,967,917

Net increase (decrease)	(1,322,950)	($13,229,038)	59,905,717	$613,267,928

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,038,745,350 and $1,005,627,432, respectively, for the six months ended January 31, 2011.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2011, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

Lifestyle Aggressive Portfolio	8.8%
Lifestyle Growth Portfolio	27.5%
Lifestyle Balanced Portfolio	27.3%

Semiannual report | Technical Opportunities Fund	27

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Wellington Management Company, LLC
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary	The report is certified under the Sarbanes-Oxley
Treasurer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28	Technical Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.	347SA 1/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/11

John Hancock

Global High Yield Fund

Semiannual Report

1.31.11

John Hancock Global High Yield Fund

Table of Contents

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 20
Financial highlights	Page 23
Notes to financial statements	Page 26
More information	Page 34

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2010 with the same investment held until January 31, 2011.

	Account value	Ending value	Expenses paid during
	on 8-1-10	on 1-31-11	period ended 1-31-11[1]

Class A	$1,000.00	$1,056.90	$6.74

Class I	1,000.00	1,058.50	5.19

Class NAV	1,000.00	1,058.80	4.88

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2010, with the same investment held until January 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-10	on 1-31-11	period ended 1-31-11[1]

Class A	$1,000.00	$1,018.70	$6.61

Class I	1,000.00	1,020.20	5.09

Class NAV	1,000.00	1,020.50	4.79

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.30%, 1.00% and 0.94% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3

John Hancock Global High Yield Fund

Portfolio Summary

Value as a
percentage of
Portfolio Composition	Fund’s net assets
Corporate Bonds	65%
Foreign Government Obligations[2]	27%
Structured Notes	2%
Term Loans	1%
Convertible Bonds	1%
Short-Term Investments & Other	4%

Value as a
percentage of
Sector Composition[1]	Fund’s net assets
Foreign Government Obligations[2]	27%
Consumer Discretionary	15%
Energy	12%
Financials	8%
Telecommunication Services	7%
Materials	6%
Health Care	6%
Industrials	5%
Consumer Staples	4%
Utilities	4%
Information Technology	2%
Short-Term Investments & Other	4%

Value as a
percentage of
Quality Composition[3]	Fund's net assets
AA	1%
A	6%
BBB	14%
BB	24%
B	34%
CCC & Below	10%
Not Rated	7%
Short-Term Investments & Other	4%

1 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

2 Typically, sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default, however, sovereign debt of developed counties may also present these risks. For further details, see the Fund’s Prospectuses and Statement of Additional Information.

3 Ratings are from Moody’s Investors Services, Inc. if not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. Not Rated securities are those with no ratings available. They may have internal ratings similar to those shown. All as of 1-31-11 and do not reflect subsequent changes.

4

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 63.87%			$200,226,438

(Cost $190,754,341)

Argentina 0.30%				936,015

Arcor(S)	7.250	11/09/17	$154,000	165,510
Empresa Distribuidora y Comercializadora Norte SA(S)	9.750	10/25/22	214,000	236,149
IRSA Inversiones y Representaciones SA(S)	11.500	07/20/20	284,000	329,579
Tarjeta Naranja SA(S)	9.000	01/28/17	204,000	204,777

Australia 0.16%				516,250

FMG Resources August 2006 Pty, Ltd.(S)	7.000	11/01/15	500,000	516,250

Barbados 0.12%				379,968

Columbus International, Inc.	11.500	11/20/14	337,000	379,968

Bermuda 1.38%				4,328,649

China Oriental Group Company, Ltd.(S)	8.000	08/18/15	359,000	372,463
Digicel Group, Ltd.	10.500	04/15/18	342,000	380,903
Digicel Group, Ltd.(S)	9.125	01/15/15	171,000	176,771
Digicel, Ltd.	8.250	09/01/17	244,000	254,065
Intelsat Jackson Holdings SA	11.250	06/15/16	1,200,000	1,290,000
Intelsat Jackson Holdings, Ltd.(S)	8.500	11/01/19	300,000	328,500
Petroplus Finance, Ltd.(S)	9.375	09/15/19	1,000,000	975,000
Qtel International Finance, Ltd.	7.875	06/10/19	145,000	172,512
Qtel International Finance, Ltd.(S)	5.000	10/19/25	202,000	182,681
Qtel International Finance, Ltd.(S)	4.750	02/16/21	205,000	195,754

Brazil 0.58%				1,828,647

Banco Cruzeiro do Sul SA(S)	8.875	09/22/20	369,000	352,395
BM&FBovespa SA(S)	5.500	07/16/20	475,000	481,766
BR Malls International Finance, Ltd.(S)	8.500	01/21/16	137,000	136,486
BR Properties SA(S)	9.000	10/07/15	255,000	249,900
Cia de Saneamento Basico do Estado de Sao Paulo(S)	6.250	12/16/20	300,000	300,000
Telemar Norte Leste SA(S)	5.500	10/23/20	316,000	308,100

Canada 2.18%				6,835,521

Ainsworth Lumber Company, Ltd., PIK(S)	11.000	07/29/15	499,875	494,251
Cascades, Inc.	7.875	01/15/20	75,000	78,000
Cascades, Inc.	7.750	12/15/17	700,000	728,000
Catalyst Paper Corp.(S)	11.000	12/15/16	380,000	392,350
CHC Helicopter SA(S)	9.250	10/15/20	800,000	852,000
Connacher Oil and Gas, Ltd.(S)	10.250	12/15/15	115,000	121,038
Millar Western Forest Products, Ltd.	7.750	11/15/13	330,000	324,225
Nova Chemicals Corp.	8.375	11/01/16	1,000,000	1,090,000
Novelis, Inc.(S)	8.375	12/15/17	725,000	781,188
Sino-Forest Corp.(S)	6.250	10/21/17	140,000	138,250
Trinidad Drilling, Ltd.(S)	7.875	01/15/19	450,000	465,750
Videotron Ltee	9.125	04/15/18	1,225,000	1,370,469

Cayman Islands 1.03%				3,240,056

Central China Real Estate, Ltd.(S)	12.250	10/20/15	153,000	163,341
Continental Senior Trustees Cayman, Ltd.(S)	5.500	11/18/20	294,000	286,671
Dubai Holding Commercial Operations, Ltd.(GBP)(D)	6.000	02/01/17	100,000	125,745
Dubai Holding Commercial Operations, Ltd.(EUR)(D)	4.750	01/30/14	50,000	56,820
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	202,000	211,090
General Shopping Finance, Ltd.(S)	10.000	11/09/15	304,000	304,000
Kaisa Group Holdings, Ltd.	13.500	04/28/15	100,000	102,938

See notes to financial statements
5

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Cayman Islands (continued)

Minerva Overseas, Ltd.(S)	10.875	11/15/19	$119,000	$128,223
Odebrecht Drilling Norbe VIII/IX, Ltd.(S)	6.350	06/30/21	503,000	525,635
Offshore Group Investments, Ltd.(S)	11.500	08/01/15	215,000	239,188
Pemex Finance, Ltd.	9.150	11/15/18	520,000	614,587
Petrobras International Finance Company	5.375	01/27/21	322,000	323,899
Vale Overseas, Ltd.	4.625	09/15/20	161,000	157,919

Chile 0.25%				774,910

Celulosa Arauco y Constitucion SA(S)	5.000	01/21/21	161,000	157,465
Corporacion Nacional del Cobre de Chile	7.500	01/15/19	280,000	340,206
Corporacion Nacional del Cobre de Chile(S)	6.150	10/24/36	255,000	277,239

Dominican Republic 0.09%				288,619

Cap Cana SA(I)	10.000	04/30/16	238,811	119,429
Cap Cana SA	10.000	04/30/16	241,700	169,190

Germany 0.31%				978,617

Deutsche Bank AG(I)(S)	Zero	08/29/14	411,000	411,617
Unitymedia Hessen GmbH & Company KG/Unitymedia NRW
GmbH(S)	8.125	12/01/17	525,000	567,000

India 0.13%				403,000

Axis Bank, Ltd.(S)	4.750	05/02/16	122,000	118,261
ICICI Bank, Ltd.(S)	5.750	11/16/20	293,000	284,739

Ireland 0.71%				2,211,158

Alfa Bank OJSC Via Alfa Bond Issuance PLC(S)	7.875	09/25/17	317,000	324,925
Ardagh Packaging Finance PLC(S)	9.125	10/15/20	800,000	866,000
MTS International Funding, Ltd.(S)	8.625	06/22/20	100,000	112,000
Novatek Finance Ltd.(S)	6.604	02/03/21	358,000	360,417
Ono Finance II PLC(S)	10.875	07/15/19	260,000	270,747
Vimpel Communications Via VIP Finance Ireland Ltd.(S)	7.748	02/02/21	274,000	277,069

Jersey, C.I. 0.06%				201,497

West China Cement, Ltd.(S)	7.500	01/25/16	200,000	201,497

Kazakstan 0.38%				1,184,804

BTA Bank JSC	10.750	07/01/18	100,635	108,183
BTA Bank JSC (Recovery Units)(I)(S)	—	07/01/20	860,400	67,972
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)(S)	10.750	07/01/18	534,480	574,566
KazMunayGas National Company(S)	6.375	04/09/21	433,000	434,083

Luxembourg 1.07%				3,368,674

ALROSA Finance SA(S)	7.750	11/03/20	222,000	233,933
ConvaTec Healthcare E SA(S)	10.500	12/15/18	775,000	824,406
CSN Resources SA(S)	6.500	07/21/20	188,000	199,750
MHP SA	10.250	04/29/15	303,000	319,665
Orascom Telecom Finance	7.875	02/08/14	201,000	189,945
Severstal OAO Via Steel Capital SA	6.700	10/25/17	300,000	296,250
Severstal OAO Via Steel Capital SA(S)	6.700	10/25/17	403,000	384,871
Wind Acquisition Finance SA(S)	11.750	07/15/17	400,000	456,000
Wind Acquisition Holdings Finance SA, PIK(S)	12.250	07/15/17	399,874	463,854

Malaysia 1.44%				4,517,840

Petronas Capital, Ltd.	7.875	05/22/22	3,121,000	4,041,897
Petronas Capital, Ltd.	5.250	08/12/19	232,000	244,438

See notes to financial statements
6

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Malaysia (continued)

Petronas Global Sukuk, Ltd.(S)	4.250	08/12/14	$220,000	$231,505

Marshall Islands 0.20%				615,875

General Maritime Corp.	12.000	11/15/17	650,000	615,875

Mexico 0.27%				851,847

Axtel SAB de CV	9.000	09/22/19	187,000	183,728
Axtel SAB de CV(S)	7.625	02/01/17	38,000	36,338
Cemex SAB de CV(S)	9.000	01/11/18	252,000	258,300
Corp. GEO SAB de CV(S)	9.250	06/30/20	115,000	129,806
Desarrolladora Homex SAB de CV	7.500	09/28/15	80,000	82,600
Hipotecaria Su Casita SA de CV(S)	8.500	10/04/16	14,000	5,880
Hipotecaria Su Casita SA de CV	8.500	10/04/16	5,000	2,100
Urbi Desarrollos Urbanos SAB de CV	9.500	01/21/20	134,000	153,095

Netherlands 0.93%				2,901,987

BLT Finance BV	7.500	05/15/14	102,000	79,716
Cemex Finance Europe BV(EUR)(D)	4.750	03/05/14	278,000	343,513
Indo Integrated Energy II BV	9.750	11/05/16	102,000	115,770
Indosat Palapa Company BV(S)	7.375	07/29/20	136,000	150,280
KazMunayGas National Company(S)	7.000	05/05/20	325,000	342,875
KazMunayGas National Company	7.000	05/05/20	250,000	263,750
Myriad International Holding BV(S)	6.375	07/28/17	304,000	316,920
NXP BV/NXP Funding LLC(S)	9.750	08/01/18	850,000	961,563
Zhaikmunai Finance BV(S)	10.500	10/19/15	315,000	327,600

Peru 0.08%				262,575

Banco de Credito del Peru(S)	5.375	09/16/20	270,000	262,575

Singapore 0.30%				929,914

Bakrie Telecom Pte, Ltd.	11.500	05/07/15	300,000	323,250
Bumi Investment Pte, Ltd.(S)	10.750	10/06/17	190,000	209,000
STATS ChipPAC, Ltd.(S)	7.500	08/12/15	208,000	225,680
STATS ChipPAC, Ltd.(S)	5.375	03/31/16	69,000	68,984
Yanlord Land Group, Ltd.	9.500	05/04/17	100,000	103,000

Spain 0.02%				66,335

Cemex Espana Luxembourg(EUR)(D)	8.875	05/12/17	51,000	66,335

Tunisia 0.28%				865,314

Banque Centrale de Tunisie	7.375	04/25/12	680,000	705,500
Banque Centrale de Tunisie(EUR)(D)	6.250	02/20/13	115,000	159,814

Turkey 0.06%				174,344

Akbank TAS(S)	5.125	07/22/15	175,000	174,344

United Arab Emirates 0.28%				889,455

DP World, Ltd.	6.850	07/02/37	600,000	544,522
Dubai Sukuk Centre, Ltd.(P)	0.677	06/13/12	407,000	344,933

United Kingdom 0.88%				2,764,242

Ineos Group Holdings PLC(S)	8.500	02/15/16	775,000	790,500
Vedanta Resources PLC(S)	9.500	07/18/18	274,000	302,085
Virgin Media Finance PLC	9.500	08/15/16	175,000	198,844
Virgin Media Finance PLC	9.125	08/15/16	525,000	559,125
Virgin Media Finance PLC	8.375	10/15/19	825,000	913,688

See notes to financial statements
7

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States 48.87%			$153,198,111

Alere, Inc.	9.000	05/15/16	$350,000	368,813
Alere, Inc.	7.875	02/01/16	725,000	747,656
Allison Transmission, Inc.(S)	11.000	11/01/15	325,000	355,875
Allison Transmission, Inc., PIK(S)	11.250	11/01/15	225,000	246,938
Ally Financial, Inc.(S)	7.500	09/15/20	275,000	299,750
Ally Financial, Inc.(S)	6.250	12/01/17	300,000	309,750
AMC Entertainment Holdings, Inc.(S)	9.750	12/01/20	125,000	134,375
AMC Entertainment, Inc.	8.750	06/01/19	675,000	723,938
AMC Entertainment, Inc.	8.000	03/01/14	950,000	961,875
American Achievement Corp.(S)	10.875	04/15/16	75,000	74,250
American Casino & Entertainment Properties LLC	11.000	06/15/14	335,000	350,913
American Renal Holdings	8.375	05/15/18	750,000	771,563
American Residential Services LLC(S)	12.000	04/15/15	400,000	419,500
American Standard Americas(S)	10.750	01/15/16	280,000	294,000
American Tire Distributors, Inc.(S)	9.750	06/01/17	675,000	739,125
Ameristar Casinos, Inc.	9.250	06/01/14	575,000	616,688
AMGH Merger Sub, Inc.(S)	9.250	11/01/18	825,000	877,594
Aquilex Holdings LLC/Aquilex Finance Corp.	11.125	12/15/16	170,000	175,525
ARAMARK Corp.	8.500	02/01/15	1,400,000	1,459,500
Armored AutoGroup, Inc.(S)	9.250	11/01/18	425,000	436,156
Associated Materials, Inc.(S)	9.125	11/01/17	100,000	107,500
Atlantic Broadband Finance LLC	9.375	01/15/14	525,000	534,188
Atlas Pipeline Partners LP	8.750	06/15/18	775,000	817,625
B&G Foods, Inc.	7.625	01/15/18	250,000	265,000
Baker & Taylor, Inc.(S)	11.500	07/01/13	600,000	505,500
Basic Energy Services, Inc.	7.125	04/15/16	600,000	582,000
Belo Corp.	8.000	11/15/16	500,000	545,000
Boise Paper Holdings LLC/Boise Finance Company	8.000	04/01/20	350,000	378,875
Bon-Ton Department Stores, Inc.	10.250	03/15/14	650,000	669,500
Boyd Gaming Corp.(S)	9.125	12/01/18	550,000	573,375
Brickman Group Holdings, Inc.(S)	9.125	11/01/18	125,000	131,406
BWAY Holding Company(S)	10.000	06/15/18	350,000	381,500
Cablevision Systems Corp.	8.625	09/15/17	850,000	949,875
Caesars Entertainment Operating Company, Inc.(S)	12.750	04/15/18	395,000	408,825
Calpine Corp.(S)	7.875	07/31/20	850,000	890,375
Calpine Corp.(S)	7.500	02/15/21	725,000	734,063
Case New Holland, Inc.(S)	7.875	12/01/17	725,000	805,656
CB Richard Ellis Services, Inc.	11.625	06/15/17	575,000	667,000
CCM Merger, Inc.(S)	8.000	08/01/13	210,000	208,950
CCO Holdings LLC/CCO Holdings Capital Corp.	7.875	04/30/18	150,000	157,875
CCO Holdings LLC/CCO Holdings Capital Corp.	7.000	01/15/19	450,000	453,375
Central Garden and Pet Company	8.250	03/01/18	250,000	257,500
Cenveo Corp.	8.875	02/01/18	725,000	715,938
Cenveo Corp.	7.875	12/01/13	1,150,000	1,098,250
Cequel Communications Holdings I LLC/Cequel Capital
Corp.(S)	8.625	11/15/17	775,000	810,844
Cincinnati Bell, Inc.	8.250	10/15/17	675,000	681,750
Cinemark USA, Inc.	8.625	06/15/19	700,000	757,750
Citadel Broadcasting Corp.(S)	7.750	12/15/18	175,000	186,375
Citizens Communications Company	9.000	08/15/31	1,700,000	1,802,000
Claire's Stores, Inc.	9.250	06/01/15	200,000	197,500
Claire's Stores, Inc., PIK	9.625	06/01/15	757,762	753,026
Clean Harbors, Inc.	7.625	08/15/16	625,000	662,500
Clearwire Communications LLC/Clearwire Finance, Inc.(S)	12.000	12/01/17	60,000	64,800

See notes to financial statements
8

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.500	12/15/19	$675,000	$752,625
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.250	12/15/17	100,000	108,875
CNO Financial Group, Inc.(S)	9.000	01/15/18	450,000	473,625
CommScope, Inc.(S)	8.250	01/15/19	675,000	700,313
Community Health Systems, Inc.	8.875	07/15/15	1,550,000	1,637,188
Complete Production Services, Inc.	8.000	12/15/16	750,000	789,375
Comtech Telecommunications Corp.	3.000	05/01/29	111,000	116,689
Concho Resources, Inc.	7.000	01/15/21	350,000	364,875
Consol Energy, Inc.(S)	8.250	04/01/20	275,000	300,438
Consol Energy, Inc.(S)	8.000	04/01/17	475,000	515,375
Copano Energy LLC/Copano Energy Finance Corp.	8.125	03/01/16	100,000	103,750
Corrections Corp. of America	7.750	06/01/17	1,100,000	1,201,750
Cott Beverages, Inc.	8.125	09/01/18	750,000	810,000
Cott Beverages, Inc.	8.375	11/15/17	675,000	729,844
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875	02/15/18	325,000	351,813
Crown Castle International Corp.	9.000	01/15/15	725,000	808,375
Crown Castle International Corp.	7.125	11/01/19	225,000	239,063
Dana Holding Corp.	6.500	02/15/19	125,000	126,875
DaVita, Inc.	6.625	11/01/20	850,000	862,750
Dean Foods Company(S)	9.750	12/15/18	775,000	806,000
Dean Foods Company	7.000	06/01/16	675,000	648,000
Dean Foods Company	6.900	10/15/17	700,000	647,500
Del Monte Corp.	7.500	10/15/19	650,000	799,500
DineEquity, Inc.(S)	9.500	10/30/18	475,000	511,219
DISH DBS Corp.	7.875	09/01/19	1,550,000	1,641,063
Dole Food Company, Inc.(S)	8.000	10/01/16	1,275,000	1,357,875
Drummond Company, Inc.	7.375	02/15/16	700,000	726,250
Dunkin Finance Corp.(S)	9.625	12/01/18	175,000	178,500
Dynegy Holdings, Inc.	7.750	06/01/19	1,900,000	1,363,250
E*Trade Financial Corp., PIK	12.500	11/30/17	675,000	802,406
Edison Mission Energy	7.750	06/15/16	850,000	760,750
Edison Mission Energy	7.000	05/15/17	875,000	717,500
Education Management LLC/Education Management
Finance Corp.	8.750	06/01/14	825,000	849,750
El Paso Corp.	7.800	08/01/31	100,000	101,633
El Paso Corp.	7.250	06/01/18	750,000	819,417
El Paso Corp.	7.000	06/15/17	600,000	646,540
Elizabeth Arden, Inc.(S)	7.375	03/15/21	325,000	329,875
Encore Acquisition Company	9.500	05/01/16	650,000	731,250
Express LLC/Express Finance Corp.	8.750	03/01/18	325,000	346,938
Exterran Holdings, Inc.(S)	7.250	12/01/18	450,000	456,750
Fidelity National Information Services, Inc.	7.625	07/15/17	225,000	241,313
Ford Motor Credit Company LLC	8.700	10/01/14	2,400,000	2,753,141
Fox Acquisition Sub LLC(S)	13.375	07/15/16	650,000	714,188
GCI, Inc.	8.625	11/15/19	400,000	435,000
GenOn Escrow Corp.(S)	9.875	10/15/20	750,000	785,625
GenOn Escrow Corp.(S)	9.500	10/15/18	625,000	653,906
GEO Group, Inc.	7.750	10/15/17	670,000	703,500
Graphic Packaging International, Inc.	9.500	06/15/17	1,325,000	1,467,438
Greif, Inc.	6.750	02/01/17	675,000	712,125
GXS Worldwide, Inc.	9.750	06/15/15	700,000	698,250
Harrah's Operating Company, Inc.	5.375	12/15/13	425,000	397,906
HCA Holdings, Inc.(S)	7.750	05/15/21	100,000	104,250

See notes to financial statements
9

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

HCA, Inc.	9.250	11/15/16	$1,400,000	$1,506,750
HCA, Inc.	8.360	04/15/24	915,000	910,425
HealthSouth Corp.	8.125	02/15/20	825,000	893,063
Hercules Offshore, Inc.(S)	10.500	10/15/17	910,000	800,800
Hornbeck Offshore Services, Inc.	6.125	12/01/14	650,000	643,500
Hughes Network Systems LLC	9.500	04/15/14	250,000	258,125
Hughes Network Systems LLC	9.500	04/15/14	400,000	413,000
IASIS Healthcare LLC/IASIS Capital Corp.	8.750	06/15/14	725,000	744,031
Inergy LP/Inergy Finance Corp.	8.750	03/01/15	25,000	27,000
Inergy LP/Inergy Finance Corp.	8.250	03/01/16	775,000	809,875
Insight Communications Company, Inc.(S)	9.375	07/15/18	250,000	273,125
Interactive Data Corp.(S)	10.250	08/01/18	425,000	470,688
Interface, Inc.(S)	7.625	12/01/18	500,000	523,750
Interline Brands, Inc.	7.000	11/15/18	225,000	231,188
International Lease Finance Corp.	8.250	12/15/20	400,000	436,000
Iron Mountain, Inc.	8.375	08/15/21	75,000	81,563
Isle of Capri Casinos, Inc.	7.000	03/01/14	900,000	888,750
ITC Deltacom, Inc.	10.500	04/01/16	800,000	876,000
Jacobs Entertainment, Inc.	9.750	06/15/14	80,000	80,000
Jarden Corp.	7.500	01/15/20	75,000	78,188
JC Penney Corp., Inc.	7.400	04/01/37	750,000	718,125
Koppers, Inc.	7.875	12/01/19	650,000	702,000
Lamar Media Corp.	7.875	04/15/18	75,000	79,688
Lamar Media Corp., Series D	6.625	08/15/15	825,000	842,531
Level 3 Financing, Inc.	10.000	02/01/18	850,000	850,000
Level 3 Financing, Inc.	9.250	11/01/14	100,000	101,250
Levi Strauss & Company	7.625	05/15/20	350,000	366,188
Libbey Glass, Inc.	10.000	02/15/15	100,000	108,125
Limited Brands, Inc.	7.000	05/01/20	1,300,000	1,371,500
Linn Energy LLC/Linn Energy Finance Corp.(S)	7.750	02/01/21	1,125,000	1,175,625
MacDermid, Inc.(S)	9.500	04/15/17	425,000	453,688
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp., Series B	8.750	04/15/18	625,000	682,813
Mercer International, Inc.(S)	9.500	12/01/17	600,000	630,000
MetroPCS Wireless, Inc.	7.875	09/01/18	500,000	522,500
MetroPCS Wireless, Inc.	6.625	11/15/20	650,000	627,250
MGM Mirage, Inc.	5.875	02/27/14	850,000	805,375
MGM Resorts International(S)	10.000	11/01/16	425,000	444,125
MGM Resorts International(S)	9.000	03/15/20	600,000	663,000
MGM Resorts International	6.875	04/01/16	395,000	363,400
Michael Foods, Inc.(S)	9.750	07/15/18	275,000	301,125
Michaels Stores, Inc.	11.375	11/01/16	1,225,000	1,341,375
Momentive Performance Materials, Inc.(S)	9.000	01/15/21	825,000	878,625
MultiPlan, Inc.(S)	9.875	09/01/18	325,000	349,781
NBTY, Inc.(S)	9.000	10/01/18	800,000	862,000
New Albertsons, Inc.	8.000	05/01/31	1,700,000	1,381,250
Newfield Exploration Company	6.875	02/01/20	700,000	752,500
NewMarket Corp.	7.125	12/15/16	400,000	410,000
NewPage Corp.	11.375	12/31/14	475,000	476,188
Nextel Communications, Inc., Series D	7.375	08/01/15	900,000	906,750
NFR Energy LLC/NFR Energy Finance Corp.(S)	9.750	02/15/17	425,000	425,000
NFR Energy LLC/NFR Energy Finance Corp.(S)	9.750	02/15/17	25,000	25,000
Nielsen Finance LLC(S)	7.750	10/15/18	175,000	187,688
Niska Gas Storage US LLC/Niska Gas Storage Canada
ULC(S)	8.875	03/15/18	775,000	844,750

See notes to financial statements
10

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Norcraft Companies LP/Norcraft Finance Corp.	10.500	12/15/15	$700,000	$747,250
NRG Energy, Inc.	8.500	06/15/19	1,075,000	1,120,688
NRG Energy, Inc.(S)	8.250	09/01/20	525,000	538,781
NRG Energy, Inc.	7.375	02/01/16	825,000	853,875
Owens-Illinois, Inc.	7.800	05/15/18	1,350,000	1,464,750
Parker Drilling Company	9.125	04/01/18	75,000	79,125
Pemex Project Funding Master Trust	6.625	06/15/35	972,000	971,197
Penn National Gaming, Inc.	6.750	03/01/15	700,000	714,875
Penn Virginia Corp.	10.375	06/15/16	650,000	731,250
Penn Virginia Resource Partners LP/Penn Virginia Resource
Finance Corp.	8.250	04/15/18	350,000	366,625
Petco Animal Supplies, Inc.(S)	9.250	12/01/18	500,000	537,500
PHH Corp.(S)	9.250	03/01/16	175,000	187,688
PHI, Inc.	8.625	10/15/18	300,000	310,500
Pilgrim's Pride Corp.(S)	7.875	12/15/18	400,000	399,500
Pinafore LLC/Pinafore, Inc.(S)	9.000	10/01/18	800,000	883,000
Pinnacle Entertainment, Inc.	8.750	05/15/20	250,000	265,625
Pinnacle Entertainment, Inc.	8.625	08/01/17	1,300,000	1,423,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625	04/01/17	650,000	700,375
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.250	04/01/15	375,000	391,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.250	09/01/17	650,000	669,500
Pioneer Natural Resources Company	6.875	05/01/18	775,000	833,762
Plains Exploration & Production Company	7.625	06/01/18	300,000	319,500
Plains Exploration & Production Company	7.625	04/01/20	375,000	405,000
Provident Funding Associates(S)	10.250	04/15/17	400,000	428,000
Quicksilver Resources, Inc.	8.250	08/01/15	400,000	418,000
Quiksilver, Inc.	6.875	04/15/15	625,000	617,188
QVC, Inc.(S)	7.500	10/01/19	650,000	692,250
Qwest Corp.	8.375	05/01/16	1,150,000	1,377,125
Qwest Corp.	7.125	11/15/43	1,975,000	1,910,813
Radiation Therapy Services, Inc.	9.875	04/15/17	850,000	858,500
Radio One, Inc., PIK(S)	12.500	05/24/16	856,551	882,248
RBS Global, Inc./Rexnord LLC	8.500	05/01/18	1,650,000	1,769,625
Regal Cinemas Corp.	8.625	07/15/19	775,000	825,375
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	575,000	635,375
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875	12/01/18	175,000	179,813
Reynolds Group Issuer, Inc.(S)	9.000	04/15/19	300,000	315,000
Reynolds Group Issuer, Inc.(S)	8.500	05/15/18	775,000	807,938
Reynolds Group Issuer, Inc.(S)	8.250	02/15/21	235,000	237,350
Reynolds Group Issuer, Inc.(S)	7.750	10/15/16	675,000	712,125
Sabine Pass LNG LP	7.500	11/30/16	600,000	588,000
Sabine Pass LNG LP	7.250	11/30/13	400,000	397,000
SandRidge Energy, Inc.	8.750	01/15/20	500,000	532,500
SandRidge Energy, Inc., PIK	8.625	04/01/15	1,175,000	1,210,250
SBA Telecommunications, Inc.	8.000	08/15/16	650,000	710,125
Sensus USA, Inc.	8.625	12/15/13	250,000	253,750
Sinclair Television Group, Inc.(S)	9.250	11/01/17	300,000	330,750
Sinclair Television Group, Inc.(S)	8.375	10/15/18	1,350,000	1,397,250
Smithfield Foods, Inc.	10.000	07/15/14	725,000	852,781
Sprint Capital Corp.	8.750	03/15/32	1,625,000	1,692,031
SPX Corp.(S)	6.875	09/01/17	400,000	430,000
SSI Investments II/SSI Company-Issuer LLC	11.125	06/01/18	625,000	696,875
Stallion Oilfield Holdings, Ltd.(S)	10.500	02/15/15	100,000	108,500
SunGard Data Systems, Inc.(S)	7.375	11/15/18	650,000	663,000
Surgical Care Affiliates, Inc.(S)	10.000	07/15/17	625,000	645,313

See notes to financial statements
11

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States (continued)

Surgical Care Affiliates, Inc., PIK(S)	8.875	07/15/15	$250,000	$254,063
Targa Resources Partners LP(S)	7.875	10/15/18	675,000	715,500
Tenet Healthcare Corp.	8.000	08/01/20	825,000	841,500
The AES Corp.	9.750	04/15/16	1,350,000	1,555,875
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	553,750
The Manitowoc Company, Inc.	8.500	11/01/20	350,000	377,125
The McClatchy Company	11.500	02/15/17	415,000	467,913
The Neiman Marcus Group, Inc.	10.375	10/15/15	325,000	343,688
The Neiman Marcus Group, Inc., PIK	9.000	10/15/15	500,000	523,750
The ServiceMaster Company	7.450	08/15/27	425,000	352,750
The ServiceMaster Company, PIK(S)	10.750	07/15/15	425,000	456,875
Toys R Us Property Company LLC	10.750	07/15/17	950,000	1,090,125
Trans Union LLC/TransUnion Financing Corp.(S)	11.375	06/15/18	425,000	493,000
TransDigm, Inc.(S)	7.750	12/15/18	1,225,000	1,313,813
Triumph Group, Inc.	8.625	07/15/18	575,000	635,375
TRW Automotive, Inc.(S)	8.875	12/01/17	450,000	508,500
Uncle Acquisition 2010 Corp.(S)	8.625	02/15/19	225,000	234,563
United Rentals North America, Inc.	8.375	09/15/20	825,000	862,125
United Surgical Partners International, Inc., PIK	9.250	05/01/17	850,000	894,625
Univision Communications, Inc.(S)	8.500	05/15/21	350,000	362,250
Univision Communications, Inc.(S)	7.875	11/01/20	750,000	800,625
Vanguard Health Holding Company II LLC	8.000	02/01/18	1,575,000	1,618,313
Vanguard Health Systems, Inc.(S)	Zero	02/01/16	460,000	285,200
Verso Paper Holdings LLC/Verso Paper, Inc., Series B	11.375	08/01/16	210,000	226,275
Visant Corp.	10.000	10/01/17	300,000	318,000
West Corp.(S)	8.625	10/01/18	100,000	107,250
West Corp.(S)	7.875	01/15/19	550,000	570,625
Windstream Corp.	8.625	08/01/16	550,000	583,000
Windstream Corp.	8.125	09/01/18	325,000	345,313
Windstream Corp.	7.875	11/01/17	275,000	294,594
Windstream Corp.(S)	7.750	10/15/20	75,000	77,438
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.875	11/01/17	400,000	427,000

Venezuela 1.25%				3,910,088

Petroleos de Venezuela SA	5.375	04/12/27	1,359,100	618,391
Petroleos de Venezuela SA	5.250	04/12/17	1,116,000	632,214
Petroleos de Venezuela SA	4.900	10/28/14	4,072,715	2,659,483

Virgin Islands 0.26%				802,126

Gerdau Trade, Inc.(S)	5.750	01/30/21	154,000	154,385
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	200,000	192,881
Sinochem Overseas Capital Company, Ltd.(S)	4.500	11/12/20	467,000	454,860

Foreign Government Obligations 26.46%				$82,949,696

(Cost $81,243,013)

Argentina 2.16%				6,764,443

Republic of Argentina
Bond	8.750	06/02/17	321,191	321,191
Bond	8.280	12/31/33	2,292,324	2,005,784
Bond (EUR) (D)	7.820	12/31/33	373,878	380,082
Bond	7.000	09/12/13	593,000	607,232
Bond	7.000	10/03/15	1,643,919	1,545,284
Bond	7.000	04/17/17	977,473	856,266

See notes to financial statements
12

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Argentina (continued)

Bond (ARS) (D) (P)	4.890	12/31/33	$207,000	$96,746
Bond (EUR) (D) (I) (P)	—	12/15/35	4,469,000	780,138
Bond (I) (P)	—	12/15/35	1,133,468	171,720

Brazil 0.78%				2,447,834

Federative Republic of Brazil
Bond	8.875	10/14/19	370,000	489,325
Bond	6.000	01/17/17	485,000	544,413
Note	5.875	01/15/19	248,000	274,660
Note	4.875	01/22/21	1,116,000	1,139,436

Colombia 2.20%				6,884,946

Republic of Colombia
Bond	11.750	02/25/20	145,000	219,240
Bond (COP) (D)	9.850	06/28/27	133,000,000	85,158
Bond	7.375	01/27/17	980,000	1,167,180
Bond	7.375	03/18/19	309,000	371,573
Bond	7.375	09/18/37	2,655,000	3,159,450
Santa Fe de Bogota
Note (COP) (D)	9.750	07/26/28	3,028,000,000	1,882,345

Croatia 0.29%				896,030

Republic of Croatia
Bond	6.750	11/05/19	327,000	340,734
Bond (S)	6.625	07/14/20	536,000	555,296

El Salvador 0.52%				1,637,050

Republic of El Salvador
Bond	8.250	04/10/32	500,000	552,500
Bond (S)	7.375	12/01/19	995,000	1,084,550

Indonesia 1.24%				3,900,652

Republic of Indonesia
Bond (S)	11.625	03/04/19	1,555,000	2,254,750
Bond	6.875	03/09/17	1,435,000	1,645,902

Iraq 1.36%				4,262,550

Republic of Iraq
Bond	5.800	01/15/28	4,710,000	4,262,550

Malaysia 0.82%				2,568,514

Government of Malaysia
Bond (MYR) (D)	4.012	09/15/17	390,000	129,657
Bond (MYR) (D)	3.835	08/12/15	3,940,000	1,305,505
Bond (MYR) (D)	3.741	02/27/15	3,430,000	1,133,352

Mexico 2.61%				8,183,835

Government of Mexico
Bond (MXN) (D)	8.000	06/11/20	7,290,000	633,931
Bond	8.000	09/24/22	632,000	810,540
Bond	7.500	04/08/33	1,441,000	1,729,200
Bond	6.625	03/03/15	1,311,000	1,507,650
Bond	5.950	03/19/19	944,000	1,057,280
Bond (MXN) (D)	5.000	06/16/16	17,080,942	1,568,839
Bond (MXN) (D)	4.000	06/13/19	9,981,814	876,395

See notes to financial statements
13

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Pakistan 0.09%			$277,897

Islamic Republic of Pakistan
Bond	7.125	03/31/16	$325,000	277,897

Panama 1.36%				4,260,720

Republic of Panama
Bond	8.875	09/30/27	239,000	323,845
Bond	7.250	03/15/15	268,000	313,560
Bond	5.200	01/30/20	3,415,000	3,623,315

Peru 0.79%				2,489,236

Republic of Peru
Bond	8.750	11/21/33	495,000	677,408
Bond	8.375	05/03/16	203,000	250,198
Bond	7.350	07/21/25	1,085,000	1,315,563
Bond	7.125	03/30/19	206,000	246,067

Philippines 1.73%				5,418,123

Republic of Philippines
Bond	9.375	01/18/17	1,049,000	1,358,455
Bond	7.750	01/14/31	2,842,000	3,445,925
Bond (PHP) (D)	4.950	01/15/21	14,000,000	318,237
Bond (PHP) (D)	4.950	01/15/21	13,000,000	295,506

Poland 1.14%				3,583,264

Republic of Poland
Bond	6.375	07/15/19	3,216,000	3,583,264

Qatar 0.73%				2,283,020

Government of Qatar
Bond (S)	5.250	01/20/20	1,600,000	1,688,000
Bond	5.250	01/20/20	564,000	595,020

Russia 2.87%				9,014,282

Government of Russia
Bond	7.500	03/31/30	6,950,143	7,964,864
Bond (S)	5.000	04/29/20	500,000	495,250
Bond (S)	3.625	04/29/15	455,000	454,318
Bond	3.625	04/29/15	100,000	99,850

South Africa 0.95%				2,989,148

Republic of South Africa
Bond (ZAR) (D)	13.500	09/15/15	1,770,000	298,813
Bond (ZAR) (D)	8.000	12/21/18	4,300,000	580,411
Bond (ZAR) (D)	7.250	01/15/20	2,400,000	305,178
Bond	6.875	05/27/19	820,000	930,700
Bond (ZAR) (D)	6.750	03/31/21	4,910,000	596,546
Bond	6.500	06/02/14	250,000	277,500

South Korea 0.22%				698,794

Republic of Korea
Bond	7.125	04/16/19	585,000	698,794

Turkey 1.05%				3,284,661

Republic of Turkey
Bond	7.500	11/07/19	950,000	1,097,250
Bond	7.250	03/15/15	1,130,000	1,278,314

See notes to financial statements
14

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Turkey (continued)

Bond	7.250	03/05/38	$599,000	$646,171
Bond	7.000	09/26/16	103,000	115,746
Bond	7.000	06/05/20	132,000	147,180

Ukraine 0.83%			2,591,759

Republic of Ukraine
Bond	7.650	06/11/13	494,000	516,848
Bond	6.875	03/04/11	685,000	685,000
Bond (S)	6.875	09/23/15	657,000	668,498
Bond	6.875	09/23/15	472,000	479,080
Bond	6.385	06/26/12	237,000	242,333

Uruguay 0.75%			2,349,471

Republic of Uruguay
Bond	8.000	11/18/22	1,530,057	1,897,271
Bond	7.625	03/21/36	380,000	452,200

Venezuela 1.97%			6,163,467

Republic of Venezuela
Bond	13.625	08/15/18	810,000	777,600
Bond	12.750	08/23/22	718,000	624,660
Bond	9.250	05/07/28	2,685,000	1,798,950
Bond	9.000	05/07/23	1,788,000	1,212,264
Bond	8.500	10/08/14	1,461,000	1,249,155
Bond	8.250	10/13/24	610,000	390,400
Bond	7.000	12/01/18	75,000	49,875
Bond	5.750	02/26/16	85,000	60,563

Capital Preferred Securities 0.44%			$1,370,250

(Cost $1,330,420)

United States 0.44%			1,370,250

Xerox Capital Trust I	8.000	02/01/27	1,350,000	1,370,250

Convertible Bonds 1.08%			$3,403,012

(Cost $3,256,314)

Bahamas 0.00%				12,927

Ultrapetrol Bahamas, Ltd.(S)	7.250	01/15/17	13,000	12,927

Canada 0.00%				3,960

InterOil Corp.	2.750	11/15/15	4,000	3,960

Cayman Islands 0.01%				42,413

Home Inns & Hotels Management, Inc.(S)	2.000	12/15/15	45,000	42,413

France 0.03%				99,738

Cie Generale des Etablissements Michelin(EUR)(D)	Zero	01/01/17	65,407	99,738

Jersey, C.I. 0.08%				254,100

Shire PLC	2.750	05/09/14	240,000	254,100

Luxembourg 0.04%				120,750

Subsea 7 SA	2.250	10/11/13	100,000	120,750

See notes to financial statements
15

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

United States 0.92%			$2,869,124

Alcatel-Lucent USA, Inc.	2.875	06/15/25	$37,000	35,196
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	140,000	114,450
Alliant Techsystems, Inc.	2.750	09/15/11	135,000	136,350
Amgen, Inc.	0.125	02/01/11	65,000	65,000
Amylin Pharmaceuticals, Inc.	3.000	06/15/14	144,000	129,420
Apollo Investment Corp.(S)	5.750	01/15/16	7,000	7,009
ArvinMeritor, Inc.	4.625	03/01/26	52,000	69,225
Dendreon Corp.	2.875	01/15/16	32,000	32,032
Digital River, Inc.(S)	2.000	11/01/30	91,000	88,043
EarthLink, Inc. (3.250% to 11/15/2011, then 3.500%)	3.250	11/15/26	148,000	164,095
Gilead Sciences, Inc.(S)	1.000	05/01/14	94,000	99,993
Gilead Sciences, Inc.	0.500	05/01/11	235,000	242,931
Hercules Offshore, Inc.	3.375	06/01/38	35,000	29,050
Hologic, Inc. (2.000% Steps down to Zero Coupon on
12/15/2013)	2.000	12/15/37	75,000	71,719
Ixia(S)	3.000	12/15/15	97,000	105,609
Life Technologies Corp.	3.250	06/15/25	237,000	276,105
Newpark Resources, Inc.	4.000	10/01/17	136,000	124,780
ON Semiconductor Corp.	2.625	12/15/26	85,000	106,888
ON Semiconductor Corp., Series B (Call/Conversion date on
04/15/2012)	Zero	04/15/24	105,000	126,394
Owens-Brockway Glass Container, Inc.(S)	3.000	06/01/15	135,000	137,700
PDL BioPharma, Inc.	2.000	02/15/12	87,000	85,804
Quicksilver Resources, Inc.	1.875	11/01/24	2,000	2,193
Radian Group, Inc.	3.000	11/15/17	7,000	6,615
RightNow Technologies, Inc.(S)	2.500	11/15/30	26,000	27,983
RTI International Metals, Inc.	3.000	12/01/15	31,000	33,480
SanDisk Corp.	1.500	08/15/17	52,000	56,615
Smithfield Foods, Inc.	4.000	06/30/13	50,000	57,500
Teva Pharmaceutical Finance Company, LLC	0.250	02/01/26	75,000	92,531
Tyson Foods, Inc.	3.250	10/15/13	130,000	155,350
Veeco Instruments, Inc.	4.125	04/15/12	28,000	43,925
WebMD Health Corp.(S)	2.500	01/31/18	35,000	35,219
Xilinx, Inc.	3.125	03/15/37	96,000	109,920

Structured Notes (K) 2.06%			$6,459,211

(Cost $6,312,046)

Brazil 0.87%				2,732,010

Federative Republic of Brazil (Citigroup Funding, Inc.)
Note (BRL) (D)	10.000	01/01/21	200,000	1,077,934
Federative Republic of Brazil (HSBC Bank USA)
Note (BRL) (D)	10.000	01/01/17	135,000	717,728
Note (BRL) (D)	10.000	01/01/17	80,000	425,320
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	10.000	01/01/21	100,000	511,028

Colombia 0.20%				641,300

Republic of Columbia (Citigroup Funding, Inc.)
Bond (COP) (D)	11.000	07/27/20	1,000,000,000	641,300

Indonesia 0.58%				1,804,058

Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	12.800	06/15/21	3,600,000,000	501,326

See notes to financial statements
16

Global High Yield Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Indonesia (continued)

Note (IDR) (D)	11.500	09/15/19	$2,000,000,000	$258,311
Republic of Indonesia (HSBC Bank USA)
Bond (IDR) (D)	11.000	11/16/20	3,600,000,000	454,169
Republic of Indonesia (JPMorgan Chase & Company)
Note (IDR) (D)	9.500	06/15/15	5,073,000,000	590,252

Russia 0.41%				1,281,843

Government of Russia (Barclays Bank PLC)
Bond (RUB) (D)	11.200	12/17/14	13,500,000	516,452
Government of Russia (JPMorgan Chase & Company)
Bond (RUB) (D)	10.550	07/06/11	22,200,000	765,391

Term Loans (M) 1.31%				$4,109,167

(Cost $3,967,421)

United States 1.31%				4,109,167

American General Finance Corp.	7.250	04/21/15	325,000	329,424
Bumi Resources Tbk PT	11.261	08/26/13	1,070,702	1,111,389
Endesa Costanera SA	11.000	03/30/12	135,000	135,000
Harrah's Operating Company, Inc.	3.303	01/28/15	825,000	767,637
Texas Competitive Electric Holdings Company LLC	3.786	10/10/14	2,136,622	1,765,717

			Shares	Value

Preferred Securities 0.29%				$907,498

(Cost $845,709)

South Africa 0.01%				17,955

AngloGold Ashanti Holdings Finance PLC, 6.000%			350	17,955

United States 0.28%				889,543

AES Trust III, 6.750%			200	9,750
Apache Corp., Series D, 6.000%			2,130	139,387
Archer-Daniels-Midland Company, 6.250%			2,300	95,956
El Paso Corp., 4.990%			114	145,008
Ford Motor Company Capital Trust II, 6.500%			3,150	164,682
General Motors Company, Series B, 4.750%			100	5,431
Hartford Financial Services Group, Inc., Series F, 7.250%			3,200	84,320
Wells Fargo & Company, 7.500%			140	145,950
Wintrust Financial Corp., 7.500%			1,800	99,059

Warrants 0.00%				$3,031

(Cost $10,100)

Mexico Government International Bond (Expiration Date: 04/08/2011; Strike Price:
$13.50) (I)			101	1,364
Mexico Government International Bond (Expiration Date: 05/04/2011; Strike Price:
$16.50) (I)			101	1,667

See notes to financial statements
17

Global High Yield Fund
As of 01-31-11 (Unaudited)

	Yield	Shares	Value

Short-Term Investments 2.32%		$7,269,430

(Cost $7,269,430)

Short-Term Securities 2.32%			7,269,430

State Street Institutional Liquid Reserves Fund	0.1842%(Y)	7,269,430	7,269,430

Total investments (Cost $294,988,794)† 97.83%		$306,697,733

Other assets and liabilities, net 2.17%		$6,793,754

Total net assets 100.00%		$313,491,487

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippino Peso
RUB	Russian Ruble
ZAR	South African Rand

Notes to Portfolio of Investments

PIK Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $75,002,501 or 23.90% of the Fund's net assets as of 01-31-11.

(Y) The rate shown is the annualized seven-day yield as of 01-31-11.

† At 01-31-11, the aggregate cost of investment securities for federal income tax purposes was $296,001,777. Net unrealized appreciation aggregated $10,695,956, of which $12,810,327 related to appreciated investment securities and $2,114,371 related to depreciated investment securities.

See notes to financial statements
18

Global High Yield Fund
As of 01-31-11 (Unaudited)

The Fund had the following sector composition as of 01-31-11 (as a percentage of total net assets):

Foreign Government	29%
Consumer Discretionary	15%
Energy	12%
Telecommunication Services	7%
Financials	6%
Materials	6%
Health Care	6%
Industrials	5%
Consumer Staples	4%
Utilities	4%
Information Technology	2%
Short-Term Investments & Other	4%

See notes to financial statements
19

Global High Yield Fund

Statement of Assets and Liabilities — January 31, 2011 (Unaudited)

Assets

Investments, at value (Cost $294,988,794)	$306,697,733
Foreign currency, at value (Cost $61,015)	61,446
Receivable for investments sold	2,592,869
Receivable for forward foreign currency
exchange contracts (Note 3)	22,674
Dividends and interest receivable	5,654,903
Other receivables and prepaid expenses	358

Total assets	315,029,983

Liabilities

Payable for investments purchased	1,361,596
Payable for forward foreign currency exchange
contracts (Note 3)	20,478
Payable for fund shares repurchased	40,898
Distributions payable	293
Payable to affiliates
Accounting and legal services fees	5,392
Transfer agent fees	6
Trustees' fees	268
Other liabilities and accrued expenses	109,565

Total liabilities	1,538,496

Net assets

Capital paid-in	$301,000,841
Accumulated distributions in excess of net
investment income	(1,021,017)
Accumulated net realized gain on investments
and foreign currency transactions	1,798,325
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	11,713,338

Net assets	$313,491,487

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($26,299 ÷ 2,500 shares)	$10.52
Class I ($26,299 ÷ 2,500 shares)	$10.52
Class NAV ($313,438,889 ÷ 29,795,980 shares)	$10.52

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[1]	$11.02

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements
20

Global High Yield Fund

Statement of Operations — January 31, 2011 (Unaudited)

Investment income

Interest	$10,428,150
Dividends	18,782
Less foreign taxes withheld	(3,623)

Total investment income	10,443,309

Expenses

Investment management fees (Note 5)	1,227,367
Distribution and service fees (Note 5)	40
Accounting and legal services fees (Note 5)	22,467
Transfer agent fees (Note 5)	31
Trustees' fees (Note 5)	1,405
Professional fees	38,959
Custodian fees	94,567
Registration and filing fees	23,405
Other	3,377

Total expenses before reductions and
amounts recaptured	1,411,618

Net expense reductions and amounts
recaptured (Note 5)	(2,902)

Total expenses	1,408,716

Net investment income	9,034,593

Realized and unrealized gain (loss)

Net realized gain on
Investments	5,004,719
Foreign currency transactions	598,727
5,603,446

Change in net unrealized appreciation
(depreciation) of
Investments	1,503,765
Translation of assets and liabilities in foreign
currencies	52,508
1,556,273

Net realized and unrealized gain	7,159,719

Increase in net assets from operations	$16,194,312

See notes to financial statements
21

Global High Yield Fund

Statements of Changes in Net Assets

	Six months
	ended	Period ended
	1/31/11	7/31/10[1]
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$9,034,593	$11,565,434
Net realized gain	5,603,446	2,434,743
Change in net unrealized appreciation
(depreciation)	1,556,273	10,157,065

Increase in net assets resulting from
operations	16,194,312	24,157,242

Distributions to shareholders
From net investment income
Class A	(859)	(1,177)
Class I	(897)	(1,231)
Class NAV	(10,120,315)	(12,107,371)
From net realized gain
Class A	(484)	—
Class I	(484)	—
Class NAV	(5,628,109)	—

Total distributions	(15,751,148)	(12,109,779)

From Fund share transactions (Note 6)	40,335,391	260,665,469

Total increase	40,778,555	272,712,932

Net assets

Beginning of period	272,712,932	—

End of period	$313,491,487	$272,712,932

Undistributed (accumulated distributions in
excess of) net investment income	$(1,021,017)	$66,461

1 Period from 11-2-09 (inception date) to 7-31-10.

See notes to financial statements.
22

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	1-31-11[1]	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.47	$10.00
Net investment income[3]	0.30	0.45
Net realized and unrealized gain on
investments	0.28	0.49

Total from investment operations	0.58	0.94

Less distributions
From net investment income	(0.34)	(0.47)
From net realized gain	(0.19)	—

Total distributions	(0.53)	(0.47)

Net asset value, end of period	$10.52	$10.47

Total return (%)[4,5]	5.69[6]	9.66[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$26	$26
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	1.42[7]	1.34[7]
Expenses including reductions and amounts
recaptured	1.30[7]	1.30[7]
Net investment income	5.67[7]	5.97[7]
Portfolio turnover (%)	34	49

1 Semiannual period from 8-1-10 to 1-31-11. Unaudited.
2 Period from 11-2-09 (inception date) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements
23

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	1-31-11[1]	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.47	$10.00
Net investment income[3]	0.32	0.47
Net realized and unrealized gain on
investments	0.28	0.49

Total from investment operations	0.60	0.96

Less distributions
From net investment income	(0.36)	(0.49)
From net realized gain	(0.19)	—

Total distributions	(0.55)	(0.49)

Net asset value, end of period	$10.52	$10.47

Total return (%)[4]	5.85[5]	9.89[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$26	$26
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.98[6]	1.35[6]
Expenses including reductions and amounts
recaptured	1.00[6,7]	1.00[6]
Net investment income	5.95[6]	6.25[6]
Portfolio turnover (%)	34	49

1 Semiannual period from 8-1-10 to 1-31-11. Unaudited.
2 Period from 11-2-09 (inception date) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of expense recapture, which amounted to 0.02% of average net assets. See Note 5.

See notes to financial statements
24

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class NAV Shares

Period ended
	1-31-11[1]	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.47	$10.00
Net investment income[3]	0.32	0.49
Net realized and unrealized gain on
investments	0.28	0.48

Total from investment operations	0.60	0.97

Less distributions
From net investment income	(0.36)	(0.50)
From net realized gain	(0.19)	—

Total distributions	(0.55)	(0.50)

Net asset value, end of period	$10.52	$10.47

Total return (%)[4]	5.88[5]	9.96[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$313	$273
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.94[6]	0.94[6]
Expenses including reductions and amounts
recaptured	0.94[6]	0.94[6]
Net investment income	6.03[6]	6.51[6]
Portfolio turnover (%)	34	49

1 Semiannual period from 8-1-10 to 1-31-11. Unaudited.
2 Period from 11-2-09 (inception date) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements
25

Global High Yield Fund
Notes to Financial Statements (unaudited)

Note 1 — Organization

John Hancock Global High Yield Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum total return, which consists of income on its investments and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01-31-11	Price	Inputs	Inputs

Corporate Bonds	$200,226,438	—	$199,442,849	$783,589

Foreign Government Obligations	82,949,696	—	82,949,696	—

Capital Preferred Securities	1,370,250	—	1,370,250	—

Convertible Bonds	3,403,012	—	3,390,085	12,927

Structured Notes	6,459,211	—	454,169	6,005,042

Term Loans	4,109,167	—	2,997,778	1,111,389

Preferred Securities	907,498	$663,431	244,067	—

Warrants	3,031	—	—	3,031

Short-Term Investments	7,269,430	7,269,430	—	—

Total Investments in Securities	$306,697,733	$7,932,861	$290,848,894	$7,915,978
Forward foreign currency contracts	$2,196	—	$2,196	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

26

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Foreign
	Corporate	Government	Convertible	Structured	Term
	Bonds	Obligations	Bonds	Notes	Loans	Warrants	Totals

Balance as of 7-31-10	—	$3,827,669	—	$8,542,379	—	—	$12,370,048
Accrued discounts/premiums	—	138,631	—	—	$1,245	—	139,876
Realized gain (loss)	$10,570	174,748	—	627,028	8	—	812,354

Change in unrealized appreciation (depreciation)	16,227	(205,555)	($73)	(445,790)	53,258	($7,069)	(589,002)
Net purchases (sales)	756,792	(2,787,988)	13,000	(2,718,575)	1,056,878	10,100	(3,669,793)
Net transfers in and/or out of Level 3	—	(1,147,505)	—	—	—		(1,147,505)

Balance as of 1-31-11	$783,589	—	$12,927	$6,005,042	$1,111,389	$3,031	$7,915,978
Change in unrealized at period end*	$16,277	—	$73	($50,276)	$53,258	($7,069)	$12,263

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During

27

periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended January 31, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are

28

calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s unrealized appreciation/depreciation at January 31, 2011.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended January 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and for exposure to foreign currency. The following table summarizes the contracts held at January 31, 2011. During the six months ended January 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $4.4 million to $15.4 million, as measured at each quarter end.

29

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by			Appreciation
Currency	Contract	Contract	Counterparty	Settlement Date	(Depreciation)

Buys

CNY	3,708,000	$555,755	Citibank N.A.	5/20/2011	$6,125
CNY	7,545,000	1,129,237	Citibank N.A.	8/9/2011	16,520

		$1,684,992			$22,645

Sells

CNY	3,708,000	$552,608	Citibank N.A.	5/20/2011	($9,272)
EUR	71,000	96,036	Citibank N.A.	2/23/2011	(1,146)
EUR	1,388,000	1,890,067	Citibank N.A.	2/25/2011	(9,732)
GBP	83,000	132,603	Citibank N.A.	2/25/2011	(328)
JPY	5,043,000	61,478	Citibank N.A.	2/23/2011	29

		$2,732,792			($20,449)

Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro Currency
GBP	Pound Sterling
JPY	Japanese Yen

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2011 by risk category:

		Financial	Asset	Liability
	Statement of Assets and	instruments	Derivatives	Derivatives
Risk	Liabilities location	location	Fair Value	Fair Value

	Receivable/Payable for	Foreign forward
Foreign Exchange	foreign forward currency	currency
Contracts	exchange contracts	contracts	$22,674	($20,478)

Total			$22,674	($20,478)

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2011:

	Statement of
	Operations	Foreign currency
Risk	location	transactions*
Foreign exchange	Net realized gain
contracts	(loss)	($59,077)

Total		($59,077)

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

30

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2011:

		Translation of assets and
		liabilities in foreign
Risk	Statement of Operations location	currencies*
Foreign
exchange	Change in unrealized appreciation
contracts	(depreciation)	$52,824

Total		$52,824

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.825% of the first $250,000,000 of the Fund’s average daily net assets, b) 0.790% of the next $500,000,000 and c) 0.770% of the Fund’s average daily net assets in excess of $750,000,000. The Adviser has a subadvisory agreement with Stone Harbor Investment Partners LP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended January 31, 2011 were equivalent to an annual effective rate of 0.818% of the Fund’s average daily net assets.

The Adviser voluntarily agreed to waive a portion of the management fee for certain funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the funds in proportion of the daily net assets of each fund.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, overdraft, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.30% and 1.00% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until November 30, 2011.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.15% of average net assets.

Accordingly, these expense reductions amounted to $15, $2 and $2,889 for Class A, Class I and Class NAV shares, respectively, for the six months ended January 31, 2011.

31

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to November 2, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six months ended January 31, 2011 and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

		Amount
		recovered during
Amounts eligible for	Amounts eligible for	the six months
recovery through	recovery through	ended January 31,
July 1, 2013	January 1, 2014	2011

$69	$ 17	$4

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended January 31, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receive in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2011 were:

Class	Distribution and	Transfer agent fees
	service fees

A	$40	$24

I	-	7

Total	$40	$31

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets.

32

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2011 and for the period ended July 31, 2010 were as follows:

	Six months ended		Period ended
	1/31/11		7/31/101[1]

	Shares	Amount	Shares	Amount
Class A shares
Sold	—	$—	2,500	$25,000

Net increase	—	$—	2,500	$25,000

Class I shares
Sold	—	$—	2,500	$25,000

Net increase	—	$—	2,500	$25,000

Class NAV shares
Sold	2,761,898	$29,822,436	26,141,666	$261,521,185
Distributions reinvested	1,493,819	15,748,424	1,192,847	12,107,371
Repurchased	(495,084)	(5,235,469)	(1,299,166)	(13,013,087)

Net increase	3,760,633	$40,335,391	26,035,347	$260,615,469

Net increase	3,760,633	$40,335,391	26,040,347	$260,665,469

1 Period from 11-2-09 (inception date) to 7-31-10.

Affiliates of the Fund owned 100% of shares of beneficial interest of the Fund on January 31, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $126,933,381 and $95,416,069, respectively, for the six months ended January 31, 2011.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. At January 31, 2011, the following portfolios had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

Portfolio	Affiliate Concentration

Lifestyle Balanced Portfolio	34.7%
Lifestyle Conservative Portfolio	16.0%
Lifestyle Growth Portfolio	17.4%
Lifestyle Moderate Portfolio	16.7%

33

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey	Investment subadviser
Charles L. Bardelis*	Stone Harbor Investment Partners LP
Peter S. Burgess*
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary	The report is certified under the Sarbanes-Oxley Act, which
Treasurer	requires mutual funds and other public companies to affirm
that, to the best of their knowledge, the information in
Charles A. Rizzo	their financial reports is fairly and accurately stated in all
Chief Financial Officer	material respects.

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34

John Hancock

Multi Sector Bond Fund

Semiannual Report

1.31.11

John Hancock Multi Sector Bond Fund

Table of Contents

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 30
Financial highlights	Page 33
Notes to financial statements	Page 36
More information	Page 46

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2010 with the same investment held until January 31, 2011.

	Account value	Ending value	Expenses paid during
	on 8-1-10	on 1-31-11	period ended 1-31-11[1]

Class A	$1,000.00	$1,042.80	$6.44

Class I	1,000.00	1,044.90	4.90

Class NAV	1,000.00	1,045.90	3.97

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2010, with the same investment held until January 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-10	on 1-31-11	period ended 1-31-11[1]

Class A	$1,000.00	$1,018.90	$6.36

Class I	1,000.00	1,020.40	4.84

Class NAV	1,000.00	1,021.30	3.92

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.25%, 0.95% and 0.77% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3

John Hancock Multi Sector Bond Fund

Portfolio Summary

Value as a
percentage of
Portfolio Composition	Fund's net assets
Corporate Bonds	38%
Term Loans	19%
Collateralized Mortgage Obligations	14%
Foreign Government Obligations[2]	7%
U.S. Government & Agency Obligations	7%
Asset Backed Securities	2%
Structured Notes	2%
Convertible Bonds	2%
Capital Preferred Securities	1%
Preferred Securities	1%
Short-Term Investments & Other	7%

Value as a
percentage of
Sector Composition[1]	Fund's net assets
Financials	28%
Consumer Discretionary	13%
Foreign Government Obligations[2]	7%
U.S. Government Agency	7%
Energy	6%
Industrials	6%
Health Care	6%
Materials	5%
Telecommunication Services	5%
Consumer Staples	4%
Utilities	3%
Information Technology	3%
Short-Term Investments & Other	7%

Value as a
percentage of Fund's
Quality Composition[3]	net assets
AAA	27%
AA	4%
A	12%
BBB	17%
BB	13%
B	16%
CCC & Below	4%
Short-Term Investments & Other	7%

1 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

2 Typically, sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default, however, sovereign debt of developed counties may also present these risks. For further details, see the Fund’s Prospectuses and Statement of Additional Information

3 Ratings are from Moody’s Investors Services, Inc. if not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. Not Rated securities are those with no ratings available. They may have internal ratings similar to those shown. All as of 1-31-11 and do not reflect subsequent changes.

4

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 38.17%				$377,232,887

(Cost $368,865,215)

Consumer Discretionary 6.47%				63,921,145

Auto Components 0.17%
Allison Transmission, Inc.(S)	11.000	11/01/15	$150,000	164,250
Allison Transmission, Inc., PIK(S)	11.250	11/01/15	275,000	301,813
American Tire Distributors, Inc.(S)	9.750	06/01/17	400,000	438,000
Dana Holding Corp.	6.750	02/15/21	100,000	101,500
Tenneco, Inc.(S)	7.750	08/15/18	500,000	528,750
Uncle Acquisition 2010 Corp.(S)	8.625	02/15/19	180,000	187,650

Auto Manufacturers 0.24%
Volvo Treasury AB(S)	5.950	04/01/15	2,135,000	2,337,099

Automobiles 0.03%
TRW Automotive, Inc.(S)	8.875	12/01/17	250,000	282,500

Diversified Consumer Services 0.19%
Education Management LLC/Education Management
Finance Corp.	8.750	06/01/14	700,000	721,000
SSI Investments II/SSI Company-Issuer LLC	11.125	06/01/18	350,000	390,250
The ServiceMaster Company	7.450	08/15/27	250,000	207,500
Trans Union LLC/TransUnion Financing Corp.(S)	11.375	06/15/18	450,000	522,000

Hotels, Restaurants & Leisure 0.89%
American Casino & Entertainment Properties LLC	11.000	06/15/14	300,000	314,250
Ameristar Casinos, Inc.	9.250	06/01/14	635,000	681,038
Boyd Gaming Corp.(S)	9.125	12/01/18	425,000	443,063
Caesars Entertainment Operating Company, Inc.(S)	12.750	04/15/18	355,000	367,425
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	350,000	397,250
Cap Cana SA(I)	10.000	04/30/16	176,085	88,060
Cap Cana SA	10.000	04/30/16	147,400	103,180
DineEquity, Inc.(S)	9.500	10/30/18	75,000	80,719
Harrah's Operating Company, Inc.	5.375	12/15/13	275,000	257,469
International Game Technology	7.500	06/15/19	1,425,000	1,630,382
Isle of Capri Casinos, Inc.	7.000	03/01/14	700,000	691,250
Jacobs Entertainment, Inc.	9.750	06/15/14	70,000	70,000
MGM Mirage, Inc.	5.875	02/27/14	600,000	568,500
MGM Resorts International(S)	10.000	11/01/16	325,000	339,625
MGM Resorts International(S)	9.000	03/15/20	350,000	386,750
MGM Resorts International	6.875	04/01/16	425,000	391,000
Penn National Gaming, Inc.	6.750	03/01/15	375,000	382,969
Pinnacle Entertainment, Inc.	8.750	05/15/20	500,000	531,250
Pinnacle Entertainment, Inc.	8.625	08/01/17	700,000	766,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.875	11/01/17	325,000	346,938

Household Durables 0.39%
American Standard Americas(S)	10.750	01/15/16	260,000	273,000
Corp. GEO SAB de CV(S)	9.250	06/30/20	100,000	112,875
Desarrolladora Homex SAB de CV	7.500	09/28/15	51,000	52,658
Jarden Corp.	7.500	01/15/20	150,000	156,375
Libbey Glass, Inc.	10.000	02/15/15	400,000	432,500
Newell Rubbermaid, Inc.	5.500	04/15/13	2,075,000	2,230,391
Norcraft Companies LP/Norcraft Finance Corp.	10.500	12/15/15	450,000	480,375
Urbi Desarrollos Urbanos SAB de CV	9.500	01/21/20	105,000	119,963

See notes to financial statements
5

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Household Products 0.17%
Reynolds Group Issuer, Inc.(S)	9.000	04/15/19	$525,000	$551,250
Reynolds Group Issuer, Inc.(S)	8.500	05/15/18	450,000	469,125
Reynolds Group Issuer, Inc.(S)	8.250	02/15/21	250,000	252,500
Reynolds Group Issuer, Inc.(S)	7.750	10/15/16	375,000	395,625

Leisure Equipment & Products 0.06%
Hasbro, Inc.	6.300	09/15/17	538,000	589,739

Media 2.47%
AMC Entertainment Holdings, Inc.(S)	9.750	12/01/20	100,000	107,500
AMC Entertainment, Inc.	8.750	06/01/19	725,000	777,563
AMC Entertainment, Inc.	8.000	03/01/14	479,000	484,988
Bresnan Broadband Holdings LLC(S)	8.000	12/15/18	325,000	339,625
Cablevision Systems Corp.	8.625	09/15/17	1,025,000	1,145,438
CCO Holdings LLC/CCO Holdings Capital Corp.	7.875	04/30/18	75,000	78,938
CCO Holdings LLC/CCO Holdings Capital Corp.	7.250	10/30/17	850,000	884,000
Cequel Communications Holdings I LLC/Cequel Capital
Corp.(S)	8.625	11/15/17	550,000	575,438
Cinemark USA, Inc.	8.625	06/15/19	675,000	730,688
Citadel Broadcasting Corp.(S)	7.750	12/15/18	125,000	133,125
Comcast Corp.	5.700	05/15/18	2,100,000	2,304,586
COX Communications, Inc.(S)	6.250	06/01/18	1,325,000	1,478,272
DIRECTV Holdings LLC	5.200	03/15/20	1,875,000	1,937,304
DISH DBS Corp.	7.875	09/01/19	1,300,000	1,376,375
Entravision Communications Corp.	8.750	08/01/17	500,000	535,000
Insight Communications Company, Inc.(S)	9.375	07/15/18	560,000	611,800
Lamar Media Corp.	7.875	04/15/18	225,000	239,063
Lamar Media Corp., Series D	6.625	08/15/15	450,000	459,563
Myriad International Holding BV(S)	6.375	07/28/17	177,000	184,523
News America, Inc.	6.650	11/15/37	2,250,000	2,433,949
Nielsen Finance LLC(S)	7.750	10/15/18	375,000	402,188
Radio One, Inc., PIK(S)	12.500	05/24/16	452,069	465,631
Regal Cinemas Corp.	8.625	07/15/19	750,000	798,750
Regal Entertainment Group	9.125	08/15/18	525,000	559,781
Sinclair Television Group, Inc.(S)	9.250	11/01/17	250,000	275,625
Sinclair Television Group, Inc.(S)	8.375	10/15/18	675,000	698,625
The McClatchy Company	11.500	02/15/17	350,000	394,625
Time Warner, Inc.	7.700	05/01/32	1,789,000	2,136,456
Unitymedia Hessen GmbH & Company KG/Unitymedia NRW
GmbH(S)	8.125	12/01/17	350,000	378,000
Univision Communications, Inc.(S)	8.500	05/15/21	350,000	362,250
Videotron Ltee	9.125	04/15/18	700,000	783,125
Visant Corp.	10.000	10/01/17	300,000	318,000

Multiline Retail 0.72%
Bon-Ton Department Stores, Inc.	10.250	03/15/14	600,000	618,000
JC Penney Corp., Inc.	7.400	04/01/37	600,000	574,500
Kohl's Corp.	6.875	12/15/37	2,050,000	2,335,735
Michaels Stores, Inc.	11.375	11/01/16	700,000	766,500
Michaels Stores, Inc.(S)	7.750	11/01/18	100,000	103,000
Nordstrom, Inc.	4.750	05/01/20	1,350,000	1,379,307
QVC, Inc.(S)	7.500	10/01/19	350,000	372,750
QVC, Inc.(S)	7.125	04/15/17	25,000	26,250
The Neiman Marcus Group, Inc.	10.375	10/15/15	476,000	503,370
The Neiman Marcus Group, Inc., PIK	9.000	10/15/15	400,000	419,000

See notes to financial statements
6

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Specialty Retail 1.03%
Armored AutoGroup, Inc.(S)	9.250	11/01/18	$350,000	$359,188
Baker & Taylor, Inc.(S)	11.500	07/01/13	450,000	379,125
Claire's Stores, Inc.	9.250	06/01/15	225,000	222,188
Claire's Stores, Inc., PIK	9.625	06/01/15	340,117	337,991
ERAC USA Finance LLC(S)	5.600	05/01/15	2,200,000	2,412,049
Express LLC/Express Finance Corp.	8.750	03/01/18	375,000	400,313
Home Depot, Inc.	5.400	03/01/16	2,100,000	2,355,562
Limited Brands, Inc.	8.500	06/15/19	100,000	114,000
Limited Brands, Inc.	7.000	05/01/20	700,000	738,500
Limited Brands, Inc.	6.950	03/01/33	125,000	115,000
Lowe's Companies, Inc.	4.625	04/15/20	1,075,000	1,125,216
Petco Animal Supplies, Inc.(S)	9.250	12/01/18	375,000	403,125
Toys R Us - Delaware, Inc.(S)	7.375	09/01/16	600,000	636,000
Toys R Us Property Company LLC	10.750	07/15/17	500,000	573,750

Textiles, Apparel & Luxury Goods 0.11%
Levi Strauss & Company	8.875	04/01/16	175,000	183,750
Levi Strauss & Company	7.625	05/15/20	450,000	470,813
Quiksilver, Inc.	6.875	04/15/15	475,000	469,063

Consumer Staples 2.68%				26,432,158

Beverages 0.67%
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	1,925,000	2,050,229
Coca-Cola Enterprises, Inc.	7.375	03/03/14	2,000,000	2,339,428
Constellation Brands, Inc.	7.250	09/01/16	875,000	930,781
Constellation Brands, Inc.	7.250	05/15/17	225,000	240,750
Cott Beverages, Inc.	8.125	09/01/18	600,000	648,000
Cott Beverages, Inc.	8.375	11/15/17	375,000	405,469

Commercial Services & Supplies 0.12%
ARAMARK Corp.	8.500	02/01/15	1,100,000	1,146,750

Food & Staples Retailing 0.51%
Michael Foods, Inc.(S)	9.750	07/15/18	475,000	520,125
New Albertsons, Inc.	8.000	05/01/31	1,050,000	853,125
Wal-Mart Stores, Inc.	3.250	10/25/20	3,950,000	3,679,310

Food Products 0.68%
Arcor(S)	7.250	11/09/17	89,000	95,675
B&G Foods, Inc.	7.625	01/15/18	400,000	424,000
Brickman Group Holdings, Inc.(S)	9.125	11/01/18	100,000	105,125
Dean Foods Company(S)	9.750	12/15/18	600,000	624,000
Dean Foods Company	7.000	06/01/16	700,000	672,000
Dean Foods Company	6.900	10/15/17	375,000	346,875
Del Monte Corp.	7.500	10/15/19	350,000	430,500
Dole Food Company, Inc.	8.750	07/15/13	25,000	26,781
Dole Food Company, Inc.(S)	8.000	10/01/16	675,000	718,875
Mead Johnson Nutrition Company	4.900	11/01/19	2,325,000	2,427,358
Minerva Overseas, Ltd.(S)	10.875	11/15/19	104,000	112,060
Pilgrim's Pride Corp.(S)	7.875	12/15/18	300,000	299,625
Smithfield Foods, Inc.	10.000	07/15/14	330,000	388,163

Household Products 0.11%
American Achievement Corp.(S)	10.875	04/15/16	70,000	69,300
Central Garden and Pet Company	8.250	03/01/18	375,000	386,250
NBTY, Inc.(S)	9.000	10/01/18	600,000	646,500

See notes to financial statements
7

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

Personal Products 0.07%
Elizabeth Arden, Inc.(S)	7.375	03/15/21	$700,000	$710,500

Tobacco 0.52%
Altria Group, Inc.	4.125	09/11/15	2,150,000	2,250,368
Philip Morris International, Inc.	5.650	05/16/18	2,550,000	2,884,236

Energy 4.61%				45,594,560

Energy Equipment & Services 0.93%
Basic Energy Services, Inc.	7.125	04/15/16	500,000	485,000
Bristow Group, Inc.	7.500	09/15/17	250,000	263,750
Complete Production Services, Inc.	8.000	12/15/16	600,000	631,500
Dresser-Rand Group, Inc.	7.375	11/01/14	500,000	513,125
Exterran Holdings, Inc.(S)	7.250	12/01/18	350,000	355,250
Hercules Offshore, Inc.(S)	10.500	10/15/17	726,000	638,880
Hornbeck Offshore Services, Inc.	8.000	09/01/17	25,000	25,656
Hornbeck Offshore Services, Inc.	6.125	12/01/14	375,000	371,250
MidAmerican Energy Holdings Company	5.750	04/01/18	1,825,000	2,047,884
Parker Drilling Company	9.125	04/01/18	475,000	501,125
PHI, Inc.	8.625	10/15/18	425,000	439,875
Stallion Oilfield Holdings, Ltd.(S)	10.500	02/15/15	223,000	241,955
Trinidad Drilling, Ltd.(S)	7.875	01/15/19	350,000	362,250
Weatherford International, Ltd.	7.000	03/15/38	2,155,000	2,317,297

Oil, Gas & Consumable Fuels 3.68%
Aquilex Holdings LLC/Aquilex Finance Corp.	11.125	12/15/16	170,000	175,525
Arch Coal, Inc.	8.750	08/01/16	175,000	193,813
Atlas Energy Operating Company LLC	12.125	08/01/17	300,000	383,250
Atlas Pipeline Partners LP	8.750	06/15/18	675,000	712,125
Bumi Investment Pte, Ltd.(S)	10.750	10/06/17	450,000	495,000
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.500	12/15/19	350,000	390,250
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.250	12/15/17	95,000	103,431
Concho Resources, Inc.	7.000	01/15/21	275,000	286,688
Connacher Oil and Gas, Ltd.(S)	10.250	12/15/15	165,000	173,663
Consol Energy, Inc.(S)	8.250	04/01/20	175,000	191,188
Consol Energy, Inc.(S)	8.000	04/01/17	400,000	434,000
Copano Energy LLC/Copano Energy Finance Corp.	8.125	03/01/16	351,000	364,163
Copano Energy LLC/Copano Energy Finance Corp.	7.750	06/01/18	125,000	129,375
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875	02/15/18	600,000	649,500
Denbury Resources, Inc.	8.250	02/15/20	550,000	605,688
Drummond Company, Inc.	7.375	02/15/16	500,000	518,750
El Paso Corp.	7.800	08/01/31	125,000	127,041
El Paso Corp.	7.750	01/15/32	75,000	75,843
El Paso Corp.	7.250	06/01/18	175,000	191,197
El Paso Corp.	7.000	06/15/17	550,000	592,662
Encore Acquisition Company	9.500	05/01/16	350,000	393,750
General Maritime Corp.	12.000	11/15/17	575,000	544,813
Hess Corp.	8.125	02/15/19	1,825,000	2,314,819
Inergy LP/Inergy Finance Corp.	8.250	03/01/16	375,000	391,875
Inergy LP/Inergy Finance Corp.(S)	7.000	10/01/18	225,000	230,906
Inergy LP/inergy Finance Corp.(S)	6.875	08/01/21	700,000	706,125
KazMunayGas National Company	7.000	05/05/20	144,000	151,920
KazMunayGas National Company(S)	6.375	04/09/21	200,000	200,500

See notes to financial statements
8

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Linn Energy LLC/Linn Energy Finance Corp.(S)	7.750	02/01/21	$900,000	$940,500
Marathon Petroleum Corp.	5.125	03/01/21	1,550,000	1,564,082
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp.	6.750	11/01/20	275,000	280,500
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp., Series B	8.750	04/15/18	350,000	382,375
Newfield Exploration Company	6.875	02/01/20	450,000	483,750
NFR Energy LLC/NFR Energy Finance Corp.(S)	9.750	02/15/17	400,000	400,000
Niska Gas Storage US LLC/Niska Gas Storage Canada
ULC(S)	8.875	03/15/18	625,000	681,250
Novatek Finance Ltd.(S)	6.604	02/03/21	218,000	219,472
Pemex Project Funding Master Trust	6.625	06/15/35	806,000	805,334
Penn Virginia Corp.	10.375	06/15/16	375,000	421,875
Penn Virginia Resource Partners LP/Penn Virginia Resource
Finance Corp.	8.250	04/15/18	675,000	707,063
Petrobras International Finance Company	5.375	01/27/21	194,000	195,144
Petroleos de Venezuela SA	5.375	04/12/27	592,300	269,497
Petroleos de Venezuela SA	5.250	04/12/17	250,000	141,625
Petroleos de Venezuela SA	4.900	10/28/14	2,497,149	1,630,638
Petronas Capital, Ltd.	7.875	05/22/22	967,000	1,252,328
Petronas Global Sukuk, Ltd.(S)	4.250	08/12/14	273,000	287,277
Petroplus Finance, Ltd.(S)	9.375	09/15/19	535,000	521,625
Pioneer Natural Resources Company	6.875	05/01/18	175,000	188,269
Plains Exploration & Production Company	7.625	04/01/20	400,000	432,000
Quicksilver Resources, Inc.	8.250	08/01/15	635,000	663,575
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	325,000	359,125
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875	12/01/18	275,000	282,563
Sabine Pass LNG LP	7.500	11/30/16	450,000	441,000
Sabine Pass LNG LP	7.250	11/30/13	400,000	397,000
SandRidge Energy, Inc.	8.750	01/15/20	600,000	639,000
SandRidge Energy, Inc., PIK	8.625	04/01/15	650,000	669,500
Targa Resources Partners LP(S)	7.875	10/15/18	500,000	530,000
Total Capital SA	4.450	06/24/20	2,375,000	2,436,182
TransCanada Pipelines, Ltd.	7.250	08/15/38	1,650,000	1,971,560
Valero Energy Corp.	6.625	06/15/37	2,175,000	2,228,305
Williams Partners LP	7.250	02/01/17	1,725,000	2,020,689
Zhaikmunai Finance BV(S)	10.500	10/19/15	220,000	228,800

Financials 9.37%				92,601,040

Capital Markets 0.57%
Deutsche Bank AG(S)	Zero	08/29/14	279,000	279,419
E*Trade Financial Corp., PIK	12.500	11/30/17	550,000	653,813
Graham Packaging Company LP/GPC Capital Corp. I	8.250	10/01/18	650,000	691,438
Morgan Stanley	5.450	01/09/17	2,750,000	2,872,562
Offshore Group Investments, Ltd.(S)	11.500	08/01/15	175,000	194,688
The Goldman Sachs Group, Inc.	6.150	04/01/18	900,000	980,277

Commercial Banks 2.48%
Akbank TAS(S)	5.125	07/22/15	181,000	180,321
Ally Financial, Inc.(S)	7.500	09/15/20	400,000	436,000
Ally Financial, Inc.(S)	6.250	12/01/17	225,000	232,313
Axis Bank, Ltd.(S)	4.750	05/02/16	163,000	158,005
Banco Cruzeiro do Sul SA(S)	8.875	09/22/20	207,000	197,685
Banco de Credito del Peru(S)	5.375	09/16/20	176,000	171,160
Banco Mercantil del Norte SA(P)(S)	6.135	10/13/16	2,400,000	2,400,058

See notes to financial statements
9

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Banque Centrale de Tunisie(EUR)(D)	6.250	02/20/13	203,000	$282,107
Barclays Bank PLC	5.140	10/14/20	2,650,000	2,415,539
HSBC Holdings PLC	6.500	09/15/37	3,625,000	3,667,822
ICICI Bank, Ltd.(S)	5.750	11/16/20	170,000	165,207
ICICI Bank, Ltd.(S)	5.500	03/25/15	3,525,000	3,676,332
Lloyds TSB Bank PLC	4.875	01/21/16	2,900,000	2,902,480
PNC Funding Corp.	6.700	06/10/19	1,125,000	1,300,745
PNC Funding Corp.	4.250	09/21/15	1,276,000	1,340,169
Wells Fargo & Company	3.750	10/01/14	1,975,000	2,086,193
Wells Fargo Bank NA	5.750	05/16/16	1,075,000	1,197,267
Woori Bank(P)(S)	6.125	05/03/16	1,725,000	1,731,376

Consumer Finance 0.85%
Capital One Financial Corp.	6.150	09/01/16	3,635,000	3,946,330
Discover Bank	7.000	04/15/20	2,100,000	2,297,803
Ford Motor Credit Company LLC	8.700	10/01/14	1,550,000	1,778,070
Ford Motor Credit Company LLC	6.625	08/15/17	325,000	348,257

Diversified Financial Services 3.16%
Alfa Bank OJSC Via Alfa Bond Issuance PLC(S)	7.875	09/25/17	113,000	115,825
Atlantic Broadband Finance LLC	9.375	01/15/14	200,000	203,500
Bank of America Corp.	5.750	12/01/17	1,250,000	1,308,831
BM&FBovespa SA(S)	5.500	07/16/20	150,000	152,137
BTA Bank JSC	10.750	07/01/18	5,250	5,644
BTA Bank JSC (Recovery Units)(I)(S)	—	07/01/20	578,042	45,665
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)(S)	10.750	07/01/18	270,167	290,430
CCM Merger, Inc.(S)	8.000	08/01/13	175,000	174,125
Citigroup, Inc.	8.125	07/15/39	400,000	488,000
Citigroup, Inc.	5.500	02/15/17	1,025,000	1,067,129
Citigroup, Inc.	5.000	09/15/14	2,750,000	2,881,692
Continental Senior Trustees Cayman, Ltd.(S)	5.500	11/18/20	169,000	164,787
Countrywide Financial Corp.	6.250	05/15/16	1,325,000	1,395,085
Crown Castle Towers LLC(S)	4.883	08/15/20	2,825,000	2,760,720
Dubai Holding Commercial Operations, Ltd.(GBP)(D)	6.000	02/01/17	100,000	125,745
Dunkin Finance Corp.(S)	9.625	12/01/18	300,000	306,000
European Investment Bank(ZAR)(D)	Zero	12/31/18	1,480,000	99,322
Fox Acquisition Sub LLC(S)	13.375	07/15/16	525,000	576,844
General Electric Capital Corp.	6.875	01/10/39	3,190,000	3,570,506
Hyundai Capital Services, Inc.(S)	6.000	05/05/15	1,625,000	1,759,826
International Lease Finance Corp.	8.250	12/15/20	325,000	354,250
International Lease Finance Corp.(S)	6.500	09/01/14	1,675,000	1,783,875
JPMorgan Chase & Company	6.300	04/23/19	2,150,000	2,422,786
JPMorgan Chase & Company	5.125	09/15/14	2,105,000	2,262,936
Merrill Lynch & Company, Inc.	6.050	05/16/16	2,530,000	2,672,743
Ono Finance II PLC(S)	10.875	07/15/19	240,000	249,921
Orascom Telecom Finance	7.875	02/08/14	200,000	189,000
Pemex Finance, Ltd.	9.150	11/15/18	255,000	301,384
PHH Corp.(S)	9.250	03/01/16	550,000	589,875
Pinafore LLC/Pinafore, Inc.(S)	9.000	10/01/18	625,000	689,844
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625	04/01/17	350,000	377,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.250	04/01/15	325,000	339,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.250	09/01/17	650,000	669,500
Provident Funding Associates(S)	10.250	04/15/17	125,000	133,750
Sinochem Overseas Capital Company, Ltd.(S)	4.500	11/12/20	179,000	174,347
Tarjeta Naranja SA(S)	9.000	01/28/17	124,000	124,472
Wind Acquisition Holdings Finance SA, PIK(S)	12.250	07/15/17	307,010	356,132

See notes to financial statements
10

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Insurance 1.66%
Aegon NV	4.625	12/01/15	$3,600,000	$3,721,734
AXA SA	8.600	12/15/30	2,000,000	2,288,328
CNA Financial Corp.	5.875	08/15/20	2,125,000	2,130,672
CNO Financial Group, Inc.(S)	9.000	01/15/18	350,000	368,375
Fidelity National Financial, Inc.	6.600	05/15/17	2,300,000	2,301,175
Hartford Financial Services Group, Inc.	6.000	01/15/19	1,625,000	1,691,792
Prudential Financial, Inc.	4.750	09/17/15	1,956,000	2,089,785
Unitrin, Inc.	6.000	05/15/17	1,775,000	1,786,507

Real Estate Investment Trusts 0.52%
Boston Properties LP	4.125	05/15/21	2,325,000	2,222,323
Host Hotels & Resorts LP	6.375	03/15/15	475,000	484,500
Kimco Realty Corp.	4.300	02/01/18	2,400,000	2,431,505

Real Estate Management & Development 0.13%
BR Malls International Finance, Ltd.(S)	8.500	01/21/16	82,000	81,693
BR Properties SA(S)	9.000	10/07/15	179,000	175,420
CB Richard Ellis Services, Inc.	11.625	06/15/17	300,000	348,000
Central China Real Estate, Ltd.(S)	12.250	10/20/15	108,000	115,299
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	100,000	104,500
General Shopping Finance, Ltd.(S)	10.000	11/09/15	175,000	175,000
IRSA Inversiones y Representaciones SA(S)	11.500	07/20/20	164,000	190,320
Kaisa Group Holdings, Ltd.	13.500	04/28/15	100,000	102,938

Thrifts & Mortgage Finance 0.00%
Hipotecaria Su Casita SA de CV(S)	8.500	10/04/16	43,000	18,060
Hipotecaria Su Casita SA de CV	8.500	10/04/16	15,000	6,300

Health Care 3.22%				31,799,214

Health Care Equipment & Supplies 0.60%
Alere, Inc.	9.000	05/15/16	75,000	79,031
Alere, Inc.	7.875	02/01/16	873,000	900,281
ConvaTec Healthcare E SA(S)	10.500	12/15/18	675,000	718,031
CR Bard, Inc.	4.400	01/15/21	2,400,000	2,421,767
IASIS Healthcare LLC/IASIS Capital Corp.	8.750	06/15/14	400,000	410,500
Surgical Care Affiliates, Inc.(S)	10.000	07/15/17	100,000	103,250
Surgical Care Affiliates, Inc., PIK(S)	8.875	07/15/15	600,000	609,750
United Surgical Partners International, Inc., PIK	9.250	05/01/17	700,000	736,750

Health Care Providers & Services 1.42%
American Renal Holdings	8.375	05/15/18	575,000	591,531
Community Health Systems, Inc.	8.875	07/15/15	1,250,000	1,320,313
DaVita, Inc.	6.625	11/01/20	775,000	786,625
HCA Holdings, Inc.(S)	7.750	05/15/21	75,000	78,188
HCA, Inc.	9.250	11/15/16	300,000	322,875
HCA, Inc.	8.360	04/15/24	670,000	666,650
HCA, Inc.	6.375	01/15/15	575,000	585,781
HealthSouth Corp.	8.125	02/15/20	775,000	838,938
Humana, Inc.	8.150	06/15/38	2,100,000	2,353,212
MultiPlan, Inc.(S)	9.875	09/01/18	575,000	618,844
Radiation Therapy Services, Inc.	9.875	04/15/17	700,000	707,000
Tenet Healthcare Corp.	8.000	08/01/20	625,000	637,500
UnitedHealth Group, Inc.	6.000	02/15/18	2,200,000	2,493,927

See notes to financial statements
11

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care (continued)

Vanguard Health Holding Company II LLC	8.000	02/01/18	$1,750,000	$1,798,125
Vanguard Health Systems, Inc.(S)	Zero	02/01/16	385,000	238,700

Health Care Technology 0.25%
Agilent Technologies, Inc.	6.500	11/01/17	2,170,000	2,431,170

Pharmaceuticals 0.95%
Abbott Laboratories	4.125	05/27/20	3,350,000	3,366,593
Allergan, Inc.	3.375	09/15/20	1,723,000	1,616,641
Merck & Company, Inc.	3.875	01/15/21	2,075,000	2,045,682
Watson Pharmaceuticals, Inc.	5.000	08/15/14	2,150,000	2,321,559

Industrials 3.07%				30,377,072

Aerospace & Defense 0.34%
L-3 Communications Corp.	5.200	10/15/19	1,950,000	2,002,566
TransDigm, Inc.(S)	7.750	12/15/18	950,000	1,018,875
Triumph Group, Inc.	8.625	07/15/18	325,000	359,125

Building Products 0.01%
Associated Materials, Inc.(S)	9.125	11/01/17	75,000	80,625

Commercial Services & Supplies 0.86%
Casella Waste Systems, Inc.(S)	7.750	02/15/19	350,000	357,875
Cenveo Corp.	8.875	02/01/18	625,000	617,188
Cenveo Corp.	7.875	12/01/13	825,000	787,875
Clean Harbors, Inc.	7.625	08/15/16	315,000	333,900
Corrections Corp. of America	7.750	06/01/17	375,000	409,688
GEO Group, Inc.	7.750	10/15/17	373,000	391,650
Interactive Data Corp.(S)	10.250	08/01/18	475,000	526,063
Interface, Inc.(S)	7.625	12/01/18	400,000	419,000
Iron Mountain, Inc.	8.750	07/15/18	50,000	52,938
Iron Mountain, Inc.	8.375	08/15/21	450,000	489,375
The ServiceMaster Company, PIK(S)	10.750	07/15/15	625,000	671,875
Waste Management, Inc.	6.375	03/11/15	3,000,000	3,410,625

Containers & Packaging 0.07%
Ardagh Packaging Finance PLC(S)	9.125	10/15/20	650,000	703,625

Electronic Equipment, Instruments & Components 0.04%
Sensus USA, Inc.	8.625	12/15/13	400,000	406,000

Industrial Conglomerates 0.59%
Hutchison Whampoa International, Ltd.(S)	7.625	04/09/19	2,525,000	3,037,696
Koninklijke (Royal) Philips Electronics N.V.	5.750	03/11/18	2,225,000	2,502,297
Odebrecht Drilling Norbe VIII/IX, Ltd.(S)	6.350	06/30/21	290,000	303,050

Machinery 0.25%
Case New Holland, Inc.(S)	7.875	12/01/17	425,000	472,281
RBS Global, Inc./Rexnord LLC	8.500	05/01/18	1,175,000	1,260,188
SPX Corp.(S)	6.875	09/01/17	275,000	295,625
The Manitowoc Company, Inc.	9.500	02/15/18	250,000	276,875
The Manitowoc Company, Inc.	8.500	11/01/20	175,000	188,563

Marine 0.01%
BLT Finance BV	7.500	05/15/14	100,000	78,153

Road & Rail 0.64%
Norfolk Southern Corp.	5.750	01/15/16	1,900,000	2,135,021
Ryder System, Inc.	6.000	03/01/13	2,025,000	2,173,969
Union Pacific Corp.	7.875	01/15/19	1,600,000	2,002,154

See notes to financial statements
12

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Trading Companies & Distributors 0.15%
Aircastle, Ltd.	9.750	08/01/18	$500,000	$555,000
Interline Brands, Inc.	7.000	11/15/18	175,000	179,813
United Rentals North America, Inc.	8.375	09/15/20	700,000	731,500

Transportation Infrastructure 0.11%
CHC Helicopter SA(S)	9.250	10/15/20	650,000	692,250
DP World, Ltd.	6.850	07/02/37	500,000	453,769

Information Technology 0.73%				7,247,412

Communications Equipment 0.14%
CommScope, Inc.(S)	8.250	01/15/19	675,000	700,313
Comtech Telecommunications Corp.	3.000	05/01/29	323,000	339,554
Hughes Network Systems LLC	9.500	04/15/14	100,000	103,250
Hughes Network Systems LLC	9.500	04/15/14	275,000	283,938

Electronic Equipment, Instruments & Components 0.30%
NXP BV/NXP Funding LLC(S)	9.750	08/01/18	600,000	678,750
STATS ChipPAC, Ltd.(S)	7.500	08/12/15	188,000	203,980
STATS ChipPAC, Ltd.(S)	5.375	03/31/16	20,000	19,995
Tyco Electronics Group SA	6.550	10/01/17	1,818,000	2,082,617

IT Services 0.02%
Fidelity National Information Services, Inc.	7.625	07/15/17	160,000	171,600

Office Electronics 0.02%
Xerox Corp.	8.250	05/15/14	175,000	206,732

Software 0.25%
Oracle Corp.(S)	3.875	07/15/20	1,425,000	1,408,863
SunGard Data Systems, Inc.(S)	7.375	11/15/18	525,000	535,500
Symantec Corp.	4.200	09/15/20	550,000	512,320

Materials 2.65%				26,170,227

Chemicals 0.61%
Ineos Group Holdings PLC(S)	8.500	02/15/16	690,000	703,800
Koppers, Inc.	7.875	12/01/19	375,000	405,000
Lubrizol Corp.	8.875	02/01/19	1,475,000	1,855,639
Lyondell Chemical Company(S)	8.000	11/01/17	100,000	111,625
MacDermid, Inc.(S)	9.500	04/15/17	225,000	240,188
Momentive Performance Materials, Inc.(S)	9.000	01/15/21	650,000	692,250
NewMarket Corp.	7.125	12/15/16	100,000	102,500
Nova Chemicals Corp.	8.375	11/01/16	575,000	626,750
PolyOne Corp.	7.375	09/15/20	575,000	605,188
Rhodia SA(S)	6.875	09/15/20	650,000	663,000

Construction Materials 0.07%
Cemex Espana Luxembourg(S)	9.250	05/12/20	117,000	119,194
Cemex Finance Europe BV(EUR)(D)	4.750	03/05/14	191,000	236,011
Cemex SAB de CV(S)	9.000	01/11/18	125,000	128,125
West China Cement, Ltd.(S)	7.500	01/25/16	200,000	201,497

Containers & Packaging 0.32%
BWAY Holding Company(S)	10.000	06/15/18	475,000	517,750
Cascades, Inc.	7.875	01/15/20	75,000	78,000
Cascades, Inc.	7.750	12/15/17	450,000	468,000
Graphic Packaging International, Inc.	9.500	06/15/17	850,000	941,375

See notes to financial statements
13

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Greif, Inc.	6.750	02/01/17	$350,000	$369,250
Owens-Illinois, Inc.	7.800	05/15/18	725,000	786,625

Metals & Mining 1.14%
ALROSA Finance SA(S)	7.750	11/03/20	202,000	212,858
ArcelorMittal	9.850	06/01/19	2,425,000	3,111,382
Atkore International, Inc.(S)	9.875	01/01/18	325,000	346,938
Barrick Australian Finance Pty, Ltd.	5.950	10/15/39	1,925,000	1,982,169
China Oriental Group Company, Ltd.(S)	8.000	08/18/15	200,000	207,500
Corp. Nacional del Cobre de Chile	6.150	10/24/36	285,000	305,714
CSN Resources SA(S)	6.500	07/21/20	185,000	196,563
FMG Resources August 2006 Pty, Ltd.(S)	7.000	11/01/15	400,000	413,000
FMG Resources August 2006 Pty, Ltd.(S)	6.875	02/01/18	300,000	300,375
Gerdau Trade, Inc.(S)	5.750	01/30/21	106,000	106,265
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	200,000	192,881
Novelis, Inc.(S)	8.375	12/15/17	575,000	619,563
Severstal OAO Via Steel Capital SA	6.700	10/25/17	100,000	98,750
Severstal OAO Via Steel Capital SA(S)	6.700	10/25/17	233,000	222,518
Vale Overseas, Ltd.	5.625	09/15/19	2,500,000	2,644,733
Vale Overseas, Ltd.	4.625	09/15/20	108,000	105,933
Vedanta Resources PLC(S)	9.500	07/18/18	150,000	165,375

Paper & Forest Products 0.51%
Ainsworth Lumber Company, Ltd., PIK(S)	11.000	07/29/15	463,875	458,656
Boise Paper Holdings LLC/Boise Finance Company	8.000	04/01/20	400,000	433,000
Catalyst Paper Corp.(S)	11.000	12/15/16	345,000	356,213
Celulosa Arauco y Constitucion SA(S)	5.000	01/21/21	108,000	105,628
International Paper Company	7.950	06/15/18	1,825,000	2,191,883
Mercer International, Inc.(S)	9.500	12/01/17	510,000	535,500
Millar Western Forest Products, Ltd.	7.750	11/15/13	270,000	265,275
NewPage Corp.	11.375	12/31/14	420,000	421,050
Sino-Forest Corp.(S)	6.250	10/21/17	110,000	108,625
Verso Paper Holdings LLC/Verso Paper, Inc., Series B	11.375	08/01/16	195,000	210,113

Telecommunication Services 3.24%				32,028,706

Diversified Telecommunication Services 2.46%
AT&T, Inc.	6.500	09/01/37	2,175,000	2,285,353
Axtel SAB de CV	9.000	09/22/19	201,000	197,483
Axtel SAB de CV(S)	7.625	02/01/17	22,000	21,038
Cincinnati Bell, Inc.	8.375	10/15/20	75,000	73,125
Cincinnati Bell, Inc.	8.250	10/15/17	425,000	429,250
Citizens Communications Company	9.000	08/15/31	1,300,000	1,378,000
Discovery Communications LLC	3.700	06/01/15	2,400,000	2,496,346
GCI, Inc.	8.625	11/15/19	100,000	108,750
GXS Worldwide, Inc.	9.750	06/15/15	400,000	399,000
Indosat Palapa Company BV(S)	7.375	07/29/20	103,000	113,815
Intelsat Jackson Holdings SA	11.250	06/15/16	675,000	725,625
Intelsat Jackson Holdings, Ltd.(S)	8.500	11/01/19	250,000	273,750
ITC Deltacom, Inc.	10.500	04/01/16	600,000	657,000
Level 3 Financing, Inc.	10.000	02/01/18	675,000	675,000
Level 3 Financing, Inc.	9.250	11/01/14	175,000	177,188
NBCUniversal Media LLC(S)	5.150	04/30/20	2,400,000	2,472,768
Qwest Corp.	8.375	05/01/16	1,050,000	1,257,375
Qwest Corp.	7.125	11/15/43	450,000	435,375
Telecom Italia Capital SA	7.175	06/18/19	1,300,000	1,406,751
Telefonica Emisiones SA	4.949	01/15/15	2,075,000	2,175,223

See notes to financial statements
14

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

Verizon Wireless Capital LLC	8.500	11/15/18	$2,807,000	$3,658,445
Virgin Media Finance PLC	9.500	08/15/16	50,000	56,813
Virgin Media Finance PLC	9.125	08/15/16	600,000	639,000
Virgin Media Finance PLC	8.375	10/15/19	225,000	249,188
West Corp.(S)	8.625	10/01/18	100,000	107,250
West Corp.(S)	7.875	01/15/19	450,000	466,875
Wind Acquisition Finance SA(S)	11.750	07/15/17	324,000	369,360
Windstream Corp.	8.625	08/01/16	325,000	344,500
Windstream Corp.	8.125	09/01/18	450,000	478,125
Windstream Corp.	7.875	11/01/17	150,000	160,688
Windstream Corp.(S)	7.750	10/15/20	25,000	25,813

Wireless Telecommunication Services 0.78%
America Movil SAB de CV	6.125	03/30/40	2,200,000	2,272,347
Bakrie Telecom Pte, Ltd.	11.500	05/07/15	250,000	269,375
Clearwire Communications LLC/Clearwire Finance, Inc.(S)	12.000	12/01/17	50,000	54,000
Crown Castle International Corp.	9.000	01/15/15	825,000	919,875
Digicel Group, Ltd.	10.500	04/15/18	334,000	371,993
MetroPCS Wireless, Inc.	7.875	09/01/18	100,000	104,500
MetroPCS Wireless, Inc.	6.625	11/15/20	650,000	627,250
Nextel Communications, Inc., Series D	7.375	08/01/15	675,000	680,063
Qtel International Finance, Ltd.	7.875	06/10/19	102,000	121,353
Qtel International Finance, Ltd.(S)	5.000	10/19/25	202,000	182,681
Qtel International Finance, Ltd.(S)	4.750	02/16/21	205,000	195,754
SBA Telecommunications, Inc.	8.000	08/15/16	350,000	382,375
Sprint Capital Corp.	8.750	03/15/32	1,275,000	1,327,594
Vimpel Communications Via VIP Finance Ireland Ltd.(S)	7.748	02/02/21	203,000	205,274

Utilities 2.13%				21,061,353

Electric Utilities 1.44%
Duke Energy Carolinas LLC	5.300	02/15/40	2,900,000	2,840,599
Edison Mission Energy	7.750	06/15/16	200,000	179,000
Edison Mission Energy	7.625	05/15/27	100,000	73,500
Edison Mission Energy	7.000	05/15/17	1,275,000	1,045,500
Emgesa SA Esp(COP)(D)(S)	8.750	01/25/21	176,000,000	96,139
Empresa Distribuidora y Comercializadora Norte SA(S)	9.750	10/25/22	151,000	166,629
Exelon Generation Company LLC	5.200	10/01/19	2,025,000	2,083,739
FPL Group Capital, Inc. (6.350% to 10/31/2016, then 3
month LIBOR + 2.068%)	6.350	10/01/66	2,525,000	2,477,656
Oncor Electric Delivery Company LLC	6.375	01/15/15	2,700,000	3,068,809
PPL Energy Supply LLC	6.500	05/01/18	1,950,000	2,164,999

Independent Power Producers & Energy Traders 0.69%
Calpine Corp.(S)	7.875	07/31/20	1,000,000	1,047,500
Calpine Corp.(S)	7.500	02/15/21	225,000	227,813
Dynegy Holdings, Inc.	8.375	05/01/16	300,000	237,000
Dynegy Holdings, Inc.	7.750	06/01/19	1,000,000	717,500
GenOn Escrow Corp.(S)	9.875	10/15/20	725,000	759,438
GenOn Escrow Corp.(S)	9.500	10/15/18	500,000	523,125
NRG Energy, Inc.	8.500	06/15/19	1,450,000	1,511,625
NRG Energy, Inc.(S)	8.250	09/01/20	375,000	384,844
NRG Energy, Inc.	7.375	02/01/16	100,000	103,500
The AES Corp.	9.750	04/15/16	750,000	864,375
The AES Corp.	8.000	10/15/17	325,000	351,813
The AES Corp.	8.000	06/01/20	125,000	136,250

See notes to financial statements
15

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 7.37%				$72,833,168

(Cost $72,768,489)

U.S. Government Agency 7.37%				72,833,168

Federal Home Loan Mortgage Corp.
Freddie Mac Gold Pool	5.500	09/01/38	$4,755,853	5,062,346
Freddie Mac Gold Pool	5.000	TBA	2,500,000	2,618,485
Freddie Mac Gold Pool	4.500	TBA	1,000,000	1,021,087
Freddie Mac Gold Pool	4.000	TBA	5,000,000	5,139,901
Freddie Mac Non Gold Pool (P)	6.432	01/01/37	1,248,284	1,322,401
Freddie Mac Non Gold Pool (P)	5.763	11/01/36	939,559	995,346
Freddie Mac Non Gold Pool (P)	5.404	01/01/37	674,845	721,663
Freddie Mac Series 3733, Class A REMIC	4.000	04/15/28	1,845,110	1,932,408
Federal National Mortgage Association
Fannie Mae Pool	6.500	10/01/39	1,937,544	2,152,881
Fannie Mae Pool	6.000	TBA	8,550,000	9,295,216
Fannie Mae Pool (P)	5.784	01/01/37	841,546	899,929
Fannie Mae Pool (P)	5.606	10/01/38	1,669,059	1,762,486
Fannie Mae Pool	5.500	TBA	10,000,000	10,689,766
Fannie Mae Pool (P)	5.303	04/01/37	2,580,528	2,716,318
Fannie Mae Pool (P)	5.046	11/01/35	1,040,397	1,099,913
Fannie Mae Pool	5.000	TBA	11,000,000	11,540,240
Fannie Mae Pool	4.500	TBA	12,000,000	12,268,049
Government National Mortgage Association
Ginnie Mae Pool	6.000	TBA	1,450,000	1,594,733

Foreign Government Obligations 7.46%				$73,779,553

(Cost $74,459,716)

Argentina 0.28%				2,809,418

Republic of Argentina
Bond	8.280	12/31/33	800,564	700,493
Bond	7.000	09/12/13	187,000	191,488
Bond	7.000	10/03/15	845,041	794,339
Bond	7.000	04/17/17	758,637	664,566
Bond (ARS) (D) (P)	5.830	12/31/33	120,000	56,085
Bond (EUR) (D) (I) (P)	—	12/15/35	1,889,000	329,756
Bond (I)(P)	—	12/15/35	479,810	72,691

Brazil 0.80%				7,864,609

Federative Republic of Brazil
Note (BRL) (D)	10.000	01/01/14	3,360,000	1,895,990
Note	5.875	01/15/19	832,000	921,440
Note	4.875	01/22/21	110,000	112,310
Notas do Tesouro Nacional, Series F
Note (BRL) (D)	10.000	01/01/21	9,561,000	4,934,869

Colombia 0.34%				3,362,708

Republic of Colombia
Bond (COP) (D)	9.850	06/28/27	56,000,000	35,856
Bond	8.125	05/21/24	715,000	915,200
Bond (COP) (D)	7.750	04/14/21	108,000,000	60,897
Bond	7.375	01/27/17	195,000	232,245
Bond	7.375	09/18/37	806,000	959,140

See notes to financial statements
16

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Colombia (continued)

Santa Fe de Bogota
Note (COP) (D)	9.750	07/26/28	1,865,000,000	$1,159,370

Croatia 0.03%				324,268

Republic of Croatia
Bond (S)	6.625	07/14/20	$313,000	324,268

El Salvador 0.06%				647,600

Republic of El Salvador
Bond	8.250	04/10/32	300,000	331,500
Bond (S)	7.375	12/01/19	290,000	316,100

Hungary 0.06%				622,499

Government of Hungary
Bond (HUF) (D)	8.000	02/12/15	120,370,000	622,499

Indonesia 0.15%				1,510,836

Republic of Indonesia
Bond	11.625	03/04/19	153,000	221,850
Bond (S)	11.625	03/04/19	575,000	833,750
Bond	6.875	03/09/17	300,000	344,091
Bond	5.875	03/13/20	104,000	111,145

Iraq 0.20%				1,952,990

Republic of Iraq
Bond	5.800	01/15/28	2,158,000	1,952,990

Malaysia 0.72%				7,121,078

Government of Malaysia
Bond (MYR) (D)	4.012	09/15/17	1,910,000	634,986
Bond (MYR) (D)	3.835	08/12/15	17,770,000	5,888,026
Bond (MYR) (D)	3.741	02/27/15	1,810,000	598,066

Mexico 1.15%				11,352,041

Government of Mexico
Bond (MXN) (D)	8.500	05/31/29	9,290,000	802,718
Bond (MXN) (D)	8.000	06/11/20	15,680,000	1,363,518
Bond	8.000	09/24/22	271,000	347,558
Bond (MXN) (D)	7.750	12/14/17	8,030,000	697,818
Bond	6.750	09/27/34	678,000	762,750
Bond	5.625	01/15/17	578,000	640,424
Bond (MXN) (D)	5.000	06/16/16	21,116,549	1,939,499
Bond (MXN) (D)	4.500	12/18/14	45,064,912	4,000,156
Bond (MXN) (D)	4.000	06/13/19	7,608,768	668,044
Bond (MXN) (D)	3.500	12/14/17	1,517,384	129,556

Pakistan 0.01%				128,260

Islamic Republic of Pakistan
Bond	7.125	03/31/16	150,000	128,260

Panama 0.18%				1,787,365

Republic of Panama
Bond	8.875	09/30/27	175,000	237,125
Bond	7.250	03/15/15	39,000	45,630
Bond	6.700	01/26/36	340,000	379,950
Bond	5.200	01/30/20	1,060,000	1,124,660

See notes to financial statements
17

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Peru 0.13%				$1,308,065

Republic of Peru
Bond (PEN) (D)	7.840	08/12/20	350,000	144,065
Bond	7.350	07/21/25	960,000	1,164,000

Philippines 0.27%				2,664,144

Republic of Philippines
Bond	9.500	02/02/30	245,000	347,900
Bond	9.375	01/18/17	196,000	253,820
Bond	7.750	01/14/31	920,000	1,115,500
Bond	7.500	09/25/24	311,000	378,643
Bond (PHP) (D)	4.950	01/15/21	20,000,000	454,625
Bond (PHP) (D)	4.950	01/15/21	5,000,000	113,656

Poland 0.70%				6,935,433

Republic of Poland
Bond	6.375	07/15/19	1,386,000	1,544,280
Bond (PLN) (D)	5.500	04/25/15	10,380,000	3,589,065
Bond (PLN) (D)	5.500	10/25/19	1,230,000	403,475
Bond (PLN) (D)	5.250	10/25/17	962,000	320,227
Bond (PLN) (D)	3.000	08/24/16	3,048,949	1,078,386

Qatar 0.11%				1,067,660

Government of Qatar
Bond (S)	5.250	01/20/20	797,000	840,835
Bond	5.250	01/20/20	215,000	226,825

Russia 0.38%				3,734,021

Government of Russia
Bond	12.750	06/24/28	124,000	213,280
Bond	7.500	03/31/30	2,633,593	3,018,098
Bond (S)	5.000	04/29/20	200,000	198,100
Bond (S)	3.625	04/29/15	305,000	304,543

South Africa 0.97%				9,559,712

Republic of South Africa
Bond (ZAR) (D)	13.500	09/15/15	5,970,000	1,007,861
Bond (ZAR) (D)	8.250	09/15/17	1,790,000	247,377
Bond (ZAR) (D)	8.000	12/21/18	40,860,943	5,515,385
Bond (ZAR) (D)	7.250	01/15/20	4,570,000	581,110
Bond	6.875	05/27/19	260,000	295,100
Bond (ZAR) (D)	6.750	03/31/21	11,990,000	1,456,739
Bond	6.500	06/02/14	50,000	55,500
Bond	5.875	05/30/22	151,000	157,418
Bond (ZAR) (D)	2.500	01/31/17	1,714,205	243,222

Thailand 0.03%				286,828

Kingdom of Thailand
Bond (THB) (D)	3.125	12/11/15	9,000,000	286,828

Turkey 0.39%				3,859,513

Republic of Turkey
Bond (TRY) (D)	10.000	02/15/12	4,032,818	2,733,454
Bond	7.500	11/07/19	306,000	353,430
Bond	7.250	03/15/15	235,000	265,844
Bond	7.250	03/05/38	384,000	414,240
Bond	7.000	06/05/20	83,000	92,545

See notes to financial statements
18

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Ukraine 0.04%				$351,750

Republic of Ukraine
Bond	6.875	03/04/11	$250,000	250,000
Bond (S)	6.875	09/23/15	100,000	101,750

Uruguay 0.12%				1,185,705

Republic of Uruguay
Bond	8.000	11/18/22	721,093	894,155
Bond	7.625	03/21/36	245,000	291,550

Venezuela 0.34%				3,343,050

Republic of Venezuela
Bond	13.625	08/15/18	400,000	384,000
Bond	12.750	08/23/22	1,019,000	886,530
Bond	8.500	10/08/14	2,424,000	2,072,520

Capital Preferred Securities 0.55%				$5,416,774

(Cost $5,233,127)

Financials 0.46%				4,579,399

Capital One Capital V	10.250	08/15/39	700,000	756,875
ILFC E-Capital Trust I (3 month LIBOR + 1.550%)(P)(S)	1.854	12/21/65	650,000	523,406
Standard Chartered PLC (6.409% to 01/30/2017, then 3
month LIBOR + 1.510%)(S)	6.409	(Q)	3,525,000	3,299,118

Information Technology 0.09%				837,375

Xerox Capital Trust I	8.000	02/01/27	825,000	837,375

Convertible Bonds 1.84%				$18,175,006

(Cost $17,480,084)

Consumer Discretionary 0.12%				1,195,026

Auto Components 0.06%
Cie Generale des Etablissements Michelin(EUR)(D)	Zero	01/01/17	411,646	627,716

Hotels, Restaurants & Leisure 0.02%
Home Inns & Hotels Management, Inc. (S)	2.000	12/15/15	196,000	184,730

Media 0.04%
Omnicom Group, Inc.	Zero	07/31/32	376,000	382,580

Consumer Staples 0.14%				1,411,375

Food Products 0.14%
Smithfield Foods, Inc.	4.000	06/30/13	370,000	425,500
Tyson Foods, Inc.	3.250	10/15/13	825,000	985,875

Energy 0.20%				1,995,032

Energy Equipment & Services 0.15%
Hercules Offshore, Inc.	3.375	06/01/38	165,000	136,950
Newpark Resources, Inc.	4.000	10/01/17	717,000	657,848
Subsea 7 SA	2.250	10/11/13	600,000	724,500

Oil, Gas & Consumable Fuels 0.05%
InterOil Corp.	2.750	11/15/15	21,000	20,790
Quicksilver Resources, Inc.	1.875	11/01/24	415,000	454,944

See notes to financial statements
19

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials 0.01%				$79,628

Capital Markets 0.00%
Apollo Investment Corp. (S)	5.750	01/15/16	$38,000	38,048

Thrifts & Mortgage Finance 0.01%
Radian Group, Inc.	3.000	11/15/17	44,000	41,580

Health Care 0.65%				6,473,103

Biotechnology 0.40%
Amgen, Inc.	0.125	02/01/11	775,000	775,000
Amylin Pharmaceuticals, Inc.	3.000	06/15/14	757,000	680,354
Dendreon Corp.	2.875	01/15/16	173,000	173,173
Gilead Sciences, Inc. (S)	1.000	05/01/14	465,000	494,644
Gilead Sciences, Inc.	0.500	05/01/11	1,318,000	1,362,483
PDL BioPharma, Inc.	2.000	02/15/12	538,000	530,603

Health Care Equipment & Supplies 0.04%
Hologic, Inc. (2.000% Steps down to Zero Coupon on
12/15/2013)	2.000	12/15/37	438,000	418,838

Life Sciences Tools & Services 0.12%
Life Technologies Corp.	3.250	06/15/25	988,000	1,151,020

Pharmaceuticals 0.09%
Shire PLC	2.750	05/09/14	360,000	381,150
Teva Pharmaceutical Finance Company, LLC	0.250	02/01/26	410,000	505,838

Industrials 0.19%				1,860,854

Aerospace & Defense 0.06%
Alliant Techsystems, Inc.	2.750	09/15/11	627,000	633,270

Containers & Packaging 0.08%
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	730,000	744,600

Machinery 0.04%
ArvinMeritor, Inc.	4.625	03/01/26	315,000	419,344

Marine 0.01%
Ultrapetrol Bahamas, Ltd. (S)	7.250	01/15/17	64,000	63,640

Information Technology 0.43%				4,235,945

Communications Equipment 0.06%
Ixia (S)	3.000	12/15/15	534,000	581,393

Computers & Peripherals 0.03%
SanDisk Corp.	1.500	08/15/17	300,000	326,625

Electronic Equipment, Instruments & Components 0.01%
Hon Hai Precision Industry Company, Ltd.	Zero	10/12/13	100,000	106,600

Internet Software & Services 0.17%
Digital River, Inc. (S)	2.000	11/01/30	381,000	368,618
EarthLink, Inc. (3.250% to 11/15/2011, then 3.500%)	3.250	11/15/26	857,000	950,199
RightNow Technologies, Inc. (S)	2.500	11/15/30	161,000	173,276
WebMD Health Corp. (S)	2.500	01/31/18	170,000	171,063

Semiconductors & Semiconductor Equipment 0.16%
Micron Technology, Inc.	1.875	06/01/14	44,000	45,375
ON Semiconductor Corp.	2.625	12/15/26	371,000	466,533

See notes to financial statements
20

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Information Technology (continued)

ON Semiconductor Corp., Series B (Call/Conversion date on
04/15/2012)	Zero	04/15/24	$194,000	$233,528
Veeco Instruments, Inc.	4.125	04/15/12	140,000	219,625
Xilinx, Inc.	3.125	03/15/37	518,000	593,110

Materials 0.02%				173,880

Metals & Mining 0.02%
RTI International Metals, Inc.	3.000	12/01/15	161,000	173,880

Telecommunication Services 0.08%				750,163

Communications Equipment 0.08%
Alcatel-Lucent USA, Inc.	2.875	06/15/25	230,000	218,788
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	650,000	531,375

Structured Notes (K) 1.88%				$18,618,889

(Cost $18,783,627)

Brazil 0.45%				4,469,829

Federative Republic of Brazil (Citigroup Funding, Inc.)
Note (BRL) (D)	10.000	01/01/21	70,000	357,720
Note (BRL) (D)	10.000	01/01/21	200,000	1,012,028
Federative Republic of Brazil (HSBC Bank USA)
Note (BRL) (D)	10.000	01/01/17	40,000	212,660
Note (BRL) (D)	10.000	01/01/17	30,000	159,495
Note (BRL) (D)	10.000	01/01/17	160,000	850,641
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	10.000	01/01/12	325,500	1,663,397
Note (BRL) (D)	10.000	01/01/12	40,000	213,888

Colombia 0.33%				3,207,814

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D)	11.000	07/27/20	2,300,000,000	1,475,693
Note (COP) (D)	11.000	07/27/20	2,000,000,000	1,283,211
Note (COP) (D)	11.000	07/27/20	700,000,000	448,910

Indonesia 0.76%				7,555,040

Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	12.800	06/15/21	3,100,000,000	431,698
Note (IDR) (D)	11.500	09/15/19	44,400,000,000	5,734,509
Republic of Indonesia (Credit Suisse)
Note (IDR) (D)	12.800	06/15/21	3,000,000,000	418,037
Republic of Indonesia (Deutsche Bank AG)
Note (IDR) (D)	9.500	06/15/15	1,600,000,000	186,163
Republic of Indonesia (HSBC Bank USA)
Bond (IDR) (D) (S)	12.800	06/15/21	1,900,000,000	264,589
Bond (IDR) (D)	11.000	11/16/20	1,300,000,000	164,006
Republic of Indonesia (JPMorgan Chase & Company)
Note (IDR) (D)	11.000	09/15/25	2,830,000,000	344,054
Note (IDR) (D)	9.500	06/15/15	103,000,000	11,984

Russia 0.34%				3,386,206

Government of Russia (Barclays Bank PLC)
Bond (RUB) (D)	11.200	12/17/14	6,600,000	252,487
Government of Russia (Deutsche Bank AG)
Bond (RUB) (D)	6.100	07/11/12	9,600,000	323,120

See notes to financial statements
21

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Russia (continued)

Government of Russia (JPMorgan Chase & Company)
Bond (RUB) (D)	10.550	07/06/11	5,600,000	$193,072
Bond (RUB) (D) (P)	Zero	08/01/12	77,000,000	2,617,527

Term Loans (M) 19.34%				$191,101,642

(Cost $186,106,497)

Consumer Discretionary 6.10%				60,272,107

Auto Components 0.43%
Allison Transmission, Inc.	3.022	08/07/14	3,728,216	3,715,566
Transtar Industries, Inc.	6.750	12/21/16	500,000	506,875

Automobiles 0.31%
Ford Motor Company	3.020	12/16/13	1,696,057	1,696,057
Ford Motor Company	3.020	12/16/13	1,364,778	1,367,243

Commercial Services & Supplies 0.17%
Interactive Data Corp.	6.750	01/27/17	1,702,445	1,723,712

Hotels, Restaurants & Leisure 1.40%
Burger King Corp.	6.250	10/19/16	855,000	867,558
CCM Merger, Inc.(T)	—	07/13/12	2,367,000	2,367,987
Dunkin Brands, Inc.	5.750	11/23/17	1,425,000	1,447,377
Harrah's Operating Company, Inc.	3.303	01/28/15	4,648,000	4,324,820
Isle of Capri Casinos, Inc.	5.000	11/25/13	615,941	615,295
Isle of Capri Casinos, Inc.	5.000	11/25/13	1,539,853	1,538,236
Isle of Capri Casinos, Inc.	5.000	11/25/13	541,741	541,173
Penn National Gaming, Inc.	2.030	10/03/12	2,100,000	2,098,543

Household Durables 0.15%
Alliance Laundry Holdings	6.250	09/23/16	1,468,421	1,484,941

Leisure Equipment & Products 0.06%
Greenwood Racing, Inc.	2.510	11/28/11	600,000	594,000

Media 2.69%
Advantage Sales & Marketing LLC	9.250	06/18/18	710,000	722,425
Advantage Sales & Marketing LLC	5.250	12/18/17	860,000	864,447
Atlantic Broadband Finance LLC	5.000	11/27/15	1,848,391	1,861,099
Charter Communications Operating LLC	3.560	09/06/16	1,758,342	1,761,482
Citadel Boardcasting Corp.	4.250	12/30/16	866,250	873,830
Cumulus Media, Inc.	4.010	06/11/14	3,091,536	2,975,603
Getty Images, Inc.	5.250	11/07/16	2,638,388	2,676,863
Mediacom Broadband LLC	4.500	10/23/17	1,971,375	1,968,911
Nextmedia Group, Inc.	8.250	05/27/16	719,563	719,563
Nielsen Finance LLC	4.011	05/02/16	2,122,788	2,127,653
RH Donnelley, Inc.	9.000	10/24/14	1,767,666	1,419,183
Sinclair Television Group, Inc.	5.500	10/29/15	1,703,428	1,732,527
Univision Communications, Inc.	4.510	03/31/17	4,966,264	4,863,805
Visant Corp.	7.000	12/22/16	2,019,938	2,044,767

Multiline Retail 0.27%
Michaels Stores, Inc.	2.563	10/31/13	1,453,228	1,444,733
The Neiman Marcus Group, Inc.	4.303	04/06/16	1,234,068	1,240,060

Specialty Retail 0.62%
Leslie's Poolmart, Inc.	6.000	11/21/16	1,928,000	1,964,150
Petco Animal Supplies, Inc.	6.000	11/24/17	2,375,000	2,404,688
Toys R US - Delaware, Inc.	6.000	09/01/16	1,695,750	1,716,935

See notes to financial statements
22

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples 1.12%				$11,058,537

Food & Staples Retailing 0.11%
Michael Foods, Inc.	6.250	06/29/16	$1,037,341	1,052,037

Food Products 0.51%
Dean Foods Company	3.310	04/02/16	870,797	845,544
Dole Food Company, Inc.	5.059	03/02/17	599,704	604,571
Dole Food Company, Inc.	5.039	03/02/17	1,489,514	1,501,604
Pierre Foods, Inc.	7.000	09/30/16	2,119,688	2,132,936

Personal Products 0.50%
NBTY, Inc.	6.250	10/02/17	2,175,000	2,206,718
Revlon, Inc.	6.000	03/11/15	2,698,681	2,715,127

Energy 0.95%				9,389,857

Energy Equipment & Services 0.68%
Dresser, Inc.	2.534	05/04/14	2,901,600	2,892,532
Hercules Offshore, Inc.	6.000	07/11/13	3,924,786	3,825,850

Oil, Gas & Consumable Fuels 0.27%
Aquilex Holdings LLC/Aquilex Finance Corp.	5.500	04/01/16	2,462,122	2,468,277
Bumi Resources Tbk PT	11.261	08/26/13	195,759	203,198

Financials 0.75%				7,414,774

Diversified Financial Services 0.75%
American General Finance Corp.	7.250	04/21/15	625,000	633,507
Fifth Third Processing Solutions	5.500	11/03/16	345,000	349,744
FoxCo Acquisition Sub LLC	7.500	07/14/15	2,679,196	2,672,498
Pinafore LLC/Pinafore, Inc.	6.250	09/29/16	2,473,243	2,507,636
Pinnacle Foods Finance LLC	6.000	04/02/14	1,236,194	1,251,389

Health Care 1.77%				17,434,344

Health Care Equipment & Supplies 0.08%
ConvaTec, Ltd.	5.750	12/22/16	790,000	800,204

Health Care Providers & Services 1.28%
Community Health Systems, Inc.	3.794	01/25/17	1,099,100	1,105,664
Community Health Systems, Inc.	2.544	07/25/14	2,186,168	2,172,231
Community Health Systems, Inc.	2.544	07/25/14	112,590	111,873
DaVita, Inc.	4.500	10/20/16	3,047,000	3,087,787
HCA, Inc.	3.553	03/31/17	270,313	272,828
HCA, Inc.	2.553	11/18/13	1,053,698	1,051,063
Universal Health Services, Inc.	5.500	11/15/16	2,530,000	2,561,625
Vanguard Health Holding Company I LLC	5.000	01/29/16	2,280,801	2,297,907

Health Care Technology 0.20%
MedAssets, Inc.	5.250	11/16/16	1,945,000	1,970,124

Pharmaceuticals 0.21%
Warner Chilcott Company LLC	6.500	02/22/16	311,225	314,628
Warner Chilcott Company LLC	6.250	04/30/15	265,958	267,768
Warner Chilcott Company LLC	6.250	04/30/15	301,956	303,906
Warner Chilcott Company LLC	6.250	04/30/15	502,811	506,058
Warner Chilcott Company LLC	6.000	10/30/14	610,170	610,678

See notes to financial statements
23

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials 2.38%				$23,513,785

Aerospace & Defense 0.90%
DAE Aviation Holdings, Inc.	4.060	07/31/14	$868,759	860,071
DAE Aviation Holdings, Inc.	4.060	07/31/14	839,073	830,682
Sequa Corp.	3.560	12/03/14	4,026,447	3,966,050
TransDigm Group, Inc.	5.000	12/06/16	1,800,000	1,826,550
Triumph Group, Inc.	4.500	06/16/16	1,393,000	1,399,617

Building Products 0.23%
Goodman Global, Inc.	9.000	10/30/17	1,081,000	1,116,403
Goodman Global, Inc.	5.750	10/28/16	1,078,298	1,086,378

Commercial Services & Supplies 0.47%
ARAMARK Corp.	3.553	07/26/16	1,204,093	1,211,786
ARAMARK Corp.	3.511	07/26/16	79,187	79,693
DynCorp International, Inc.	6.250	07/05/16	997,500	1,004,483
The Hertz Corp.	2.034	12/21/12	371,413	370,637
The Hertz Corp.	2.010	12/21/12	1,998,259	1,994,085

Industrial Conglomerates 0.34%
Reynolds Group Holdings Ltd.	6.500	05/05/16	1,600,000	1,606,667
Reynolds Group Holdings, Inc.	6.750	05/05/16	1,766,391	1,770,807

Machinery 0.39%
Bucyrus International, Inc.	4.250	02/19/16	744,470	746,703
Rexnord Holdings, Inc.	2.813	07/19/13	2,505,000	2,487,778
The Manitowoc Company, Inc.	8.000	11/06/14	640,012	647,372

Professional Services 0.05%
Trans Union LLC/TransUnion Financing Corp.	6.750	06/15/17	502,475	508,023

Information Technology 1.66%				16,428,382

Communications Equipment 0.28%
CommScope, Inc.	5.000	01/14/18	1,365,000	1,392,300
Fibertech Networks LLC	6.750	11/30/16	1,382,000	1,406,185

Internet Software & Services 0.13%
SkillSoft Corp.	6.500	05/26/17	1,250,715	1,265,827

IT Services 0.24%
Fidelity National Information Services, Inc.	5.250	07/18/16	2,339,138	2,370,814

Semiconductors & Semiconductor Equipment 0.59%
Freescale Semiconductor, Inc.(T)	—	12/01/13	750,000	750,803
Freescale Semiconductor, Inc.(T)	—	12/01/16	2,406,000	2,408,577
Microsemi Corp.	5.000	11/02/17	2,688,000	2,721,600

Software 0.42%
Dealer Computer Services, Inc.	5.250	04/21/17	569,299	573,569
First Data Corp.	3.010	09/24/14	1,770,000	1,674,199
SunGard Data Systems, Inc.	2.011	02/28/14	1,874,887	1,864,508

Materials 2.15%				21,280,087

Chemicals 1.18%
Arizona Chemical, Inc.	6.750	11/21/16	1,886,713	1,911,083
Chemtura Corp.	5.500	08/27/16	2,238,518	2,232,922
Hexion Specialty Chemicals, Inc.	4.063	05/05/15	1,907,579	1,912,348
Hexion Specialty Chemicals, Inc.	4.063	05/05/15	804,576	806,588
ISP Chemco, Inc.	1.813	06/04/14	987,212	978,574

See notes to financial statements
24

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Nalco Company	4.500	10/05/17	$583,538	$589,811
Rockwood Holdings, Inc.	6.000	05/15/14	833,357	833,010
Styron S.A.R.L. LLC(T)	—	08/02/17	2,388,000	2,430,287

Containers & Packaging 0.49%
BWAY Corp.	5.501	06/16/17	90,616	91,013
BWAY Corp.	5.500	06/16/17	966,572	970,801
Graham Packaging Company LP	6.000	09/23/16	1,496,250	1,520,253
Graphic Packaging International Corp.	3.053	05/16/14	1,675,039	1,684,199
Smurfit-Stone Container Enterprises, Inc.	6.750	07/15/16	557,200	562,540

Metals & Mining 0.12%
Novelis, Inc.	5.250	12/18/16	1,150,000	1,169,406

Paper & Forest Products 0.36%
Ainsworth Lumber Company, Ltd.	5.313	06/26/14	2,513,000	2,506,718
Georgia-Pacific Corp.	2.302	12/21/12	1,079,185	1,080,534

Telecommunication Services 1.32%				13,031,145

Diversified Telecommunication Services 1.08%
Alaska Communications System Holdings, Inc.	5.500	10/21/16	2,192,000	2,206,386
Intelsat Jackson Holdings SA	5.250	04/02/18	4,453,000	4,507,549
Level 3 Financing, Inc.	2.553	03/13/14	2,424,000	2,359,359
Telesat Canada	3.260	10/31/14	128,957	128,850
Telesat Canada	3.260	10/31/14	1,501,317	1,500,067

Wireless Telecommunication Services 0.24%
MetroPCS Wireless, Inc.	3.813	11/04/16	904,125	909,964
Syniverse Technologies, Inc.	5.250	12/21/17	1,398,000	1,418,970

Utilities 1.14%				11,278,624

Electric Utilities 0.65%
Texas Competitive Electric Holdings Company LLC	3.786	10/10/14	7,777,513	6,427,384

Independent Power Producers & Energy Traders 0.49%
GenOn Energy, Inc.	6.000	09/08/17	2,493,750	2,528,039
New Development Holdings, Inc.	7.000	07/03/17	1,096,879	1,107,676
NRG Energy, Inc.	3.552	08/31/15	1,209,048	1,215,525

Collateralized Mortgage Obligations 13.66%				$135,025,415

(Cost $127,383,807)

Commercial & Residential 13.66%				135,025,415

American Home Mortgage Assets
Series 2006-4, Class 1A (P)	0.450	10/25/46	4,677,233	2,798,534
Series 2007-1, Class A1 (P)	1.023	02/25/47	6,556,531	3,514,064
BCAP LLC Trust
Series 2009, Class 7A1 (P) (S)	6.120	08/26/36	3,175,980	3,115,881
BCRR Trust
Series 2009-1, Class 2A 1 (P) (S)	5.858	07/17/40	3,200,000	3,438,532
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A (P)	5.149	10/12/42	2,240,000	2,407,181
Citicorp Mortgage Securities Trust
Series 2007-8, Class 1A3	6.000	09/25/37	1,361,304	1,349,916
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1 (P)	0.660	07/25/37	730,189	458,781

See notes to financial statements
25

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12/10/46	$3,950,000	$2,627,507
Countrywide Alternative Loan Trust
Series 2005-44, Class 1A2A (P)	0.550	10/25/35	241,553	242,068
Series 2005-51, Class 1A2A (P)	0.551	11/20/35	660,832	652,860
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.510	02/25/36	3,742,809	2,579,065
Series 2004-25, Class 1A1 (P)	0.590	02/25/35	3,548,774	2,799,298
Series 2004-25, Class 2A1 (P)	0.600	02/25/35	5,234,541	4,113,915
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	4.250	06/25/50	2,450,000	2,229,500
Extended Stay America Trust
Series 2010-ESHA, Class B (S)	4.221	11/05/27	3,750,000	3,798,990
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A7 (P)	5.317	06/10/36	625,000	672,668
GS Mortgage Securities Corp.
Series 2007, Class G10 (P)	5.808	08/10/45	4,675,000	4,365,699
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4 (P)	5.808	08/10/45	3,175,000	3,360,948
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A (P)	0.591	09/19/35	2,786,216	2,022,442
Indymac Index Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.580	07/25/45	3,470,793	2,471,829
Jefferies & Company, Inc.
Series 2009-R2, Class 4A (P) (S)	5.350	05/26/37	3,423,217	3,459,392
Series 2009-R9, Class 1A1 (P) (S)	5.686	08/26/46	2,415,891	2,456,524
Series 2010-R8, Class 1A1 (P) (S)	0.461	02/26/47	4,868,844	4,649,746
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A2FX (S)	5.130	01/12/43	2,391,760	2,390,636
Series 2007-C1, Class A4	5.716	02/15/51	500,000	528,721
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,818,628	2,912,337
JPMorgan REREMIC
Series 2009-12, Class 1A1 (S)	5.750	07/26/37	1,845,446	1,921,769
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	565,781
Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	1.073	03/25/47	1,006,134	604,978
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, 2A1A (P)	2.706	12/25/35	581,721	583,162
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.381	12/12/49	4,335,257	4,221,152
MortgageIT Trust
Series 2004-2, Class A1 (P)	0.630	12/25/34	2,134,323	1,906,919
NCUA Guaranteed Notes
Series 2010-R1, Class 2A	1.840	10/07/20	1,780,680	1,783,132
Series 2010-R2, Class 1A (P)	0.635	11/06/17	3,781,760	3,781,760
OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,557,493
RBSSP Resecuritization Trust
Series 2010-3, Class 3A1 (P) (S)	0.421	01/26/46	3,627,825	3,518,605
Series 2010-4, Class 3A1 (P) (S)	0.411	04/26/35	2,232,939	2,167,962
Series 2010-4, Class 5A1 (P) (S)	0.421	02/26/37	3,478,186	3,308,273
Structured Asset Mortgage Investments, Inc.
Series 2005-AR6, Class 2A1 (P)	0.570	09/25/45	3,602,792	2,471,796

See notes to financial statements
26

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

WaMu Mortgage Pass Through Certificates
Series 2004-13, Class A1 (P)	0.610	11/25/34	$3,741,544	$3,395,399
Series 2004-AR8, Class A1 (P)	0.670	06/25/44	2,570,730	1,993,365
Series 2005-11, Class A1 (P)	0.580	08/25/45	4,353,614	3,793,957
Series 2005-AR1, Class A1A (P)	0.580	01/25/45	1,915,966	1,652,634
Series 2005-AR13, Class A1A1 (P)	0.550	10/25/45	3,373,021	2,932,721
Series 2005-AR13, Class A1B2 (P)	0.690	10/25/45	2,884,779	2,101,443
Series 2005-AR17, Class A1A2 (P)	0.550	12/25/45	4,393,143	3,529,974
Series 2005-AR19, Class A1A1 (P)	0.530	12/25/45	2,418,122	2,093,329
Series 2005-AR6, Class 2A1A (P)	0.490	04/25/45	3,784,784	3,205,474
Series 2005-AR8, Class 1A (P)	0.530	07/25/45	4,780,637	4,118,232
Series 2005-AR9, Class A1A (P)	0.580	07/25/45	3,318,459	2,858,122
Series 2006-AR1, Class 1A1A (P)	1.393	01/25/46	2,945,093	1,854,440
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.818	07/25/35	2,417,313	2,281,786
Series 2005-AR4, Class 2A2 (P)	2.860	04/25/35	3,417,120	3,273,957
Series 2005-AR9, Class 3A1 (P)	2.851	05/25/35	1,190,666	1,130,766

Asset Backed Securities 2.34%				$23,096,126

(Cost $22,534,338)

Cabela's Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09/17/18	3,000,000	2,951,325
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1 (P)	0.310	07/25/37	914,377	890,156
Series 2006-25, Class 2A1 (P)	0.330	06/25/47	246,815	243,505
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF11, Class 2A3 (P)	0.710	01/25/35	138,956	133,579
Home Equity Asset Trust
Series 2006-3, Class 2A3 (P)	0.440	07/25/36	1,233,944	1,187,043
Home Equity Mortgage Trust
Series 2006-1, Class A2	5.300	05/25/36	6,311,000	2,460,457
Morgan Stanley Asset Backed Securities Capital I
Series 2007-HE1, Class A2A (P)	0.310	11/25/36	43,393	43,333
Novastar Home Equity Loan
Series 2006-2, Class A2B (P)	0.370	06/25/36	985,837	981,824
SLC Student Loan Trust
Series 2010-B, Class A1 (S)	4.000	07/15/42	2,609,688	2,679,513
Structured Asset Securities Corp.
Series 2006-BC6, Class A2 (P)	0.340	01/25/37	365,019	355,639
Series 2008-BC4, Class A3 (P)	0.510	11/25/37	5,733,222	5,528,603
TAL Advantage LLC
Series 2010-2A, Class A (S)	4.300	10/20/25	3,022,500	2,991,149
Series 2011-1A, Class A (S)	4.600	01/20/26	2,650,000	2,650,000

			Shares	Value

Preferred Securities 0.52%				$5,165,899

(Cost $4,862,714)

Consumer Discretionary 0.09%				900,028

Automobiles 0.09%
Ford Motor Company Capital Trust II, 6.500%			16,800	878,304

See notes to financial statements
27

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

		Shares	Value

Consumer Discretionary (continued)

General Motors Company, Series B, 4.750%		400	$21,724

Consumer Staples 0.06%			604,940

Food Products 0.06%
Archer-Daniels-Midland Company, 6.250%		14,500	604,940

Energy 0.17%			1,669,394

Oil, Gas & Consumable Fuels 0.17%
Apache Corp., Series D, 6.000%		12,040	787,898
El Paso Corp., 4.990%		693	881,496

Financials 0.18%			1,800,804

Commercial Banks 0.13%
Wells Fargo & Company, Series L, 7.500%		840	875,700
Wintrust Financial Corp., 7.500%		8,000	440,264

Insurance 0.05%
Hartford Financial Services Group, Inc., Series F, 7.250%		18,400	484,840

Materials 0.01%			110,295

Metals & Mining 0.01%
AngloGold Ashanti Holdings Finance PLC, 6.000%		2,150	110,295

Utilities 0.01%			80,438

Independent Power Producers & Energy Traders 0.01%
AES Trust III, 6.750%		1,650	80,438

		Notional Par	Value

Short-Term Investments 11.87%			$117,345,942

(Cost $117,345,942)

		Par value	Value

Repurchase Agreement 0.03%			354,104

Repurchase Agreement with State Street Corp., dated 01/31/2011 at 0.01% to be repurchased at $354,104 on 02/01/2011, collateralized by $350,000 United States
Treasury Note, 2.500% due 04/30/2015 (valued at $363,234, including interest)		$354,104	354,104

	Yield	Shares	Value

Short-Term Securities 11.84%			116,991,838

State Street Institutional Liquid Reserves Fund	0.1842%(Y)	116,991,838	116,991,838

Total investments (Cost $1,015,823,556)† 105.00%		$1,037,791,301

Other assets and liabilities, net (5.00%)			($49,436,022)

Total net assets 100.00%			$988,355,279

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
ARS	Argentine Peso

See notes to financial statements
28

Multi Sector Bond Fund
As of 01-31-11 (Unaudited)

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Notes to Portfolio of Investments

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

TBA To Be Announced

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $145,671,583 or 14.74% of the Fund's net assets as of 01-31-11.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(Y) The rate shown is the annualized seven-day yield as of 01-31-11.

† At 01-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,017,385,849. Net unrealized appreciation aggregated $20,405,452, of which $26,079,888 related to appreciated investment securities and $5,674,436 related to depreciated investment securities.

See notes to financial statements
29

Multi Sector Bond Fund

Statement of Assets and Liabilities — January 31, 2011 (Unaudited)

Assets

Investments, at value (Cost $1,015,823,556)	$1,037,791,301
Foreign currency, at value (Cost $260,892)	260,892
Cash held at broker for futures contracts	1,902,850
Segregated cash for swap contracts	2,000,000
Receivable for investments sold	13,399,749
Receivable for delayed delivery securities sold	1,577,238
Receivable for forward foreign currency exchange
contracts (Note 3)	351,924
Dividends and interest receivable	9,831,914
Receivable for futures variation margin	457,406
Other receivables and prepaid expenses	802

Total assets	1,067,574,076

Liabilities

Payable for investments purchased	19,828,470
Payable for delayed delivery securities purchased	55,727,844
Payable for forward foreign currency exchange
contracts (Note 3)	1,264,685
Swap contracts, at value (includes unamortized
upfront amounts received of $2,939,514) (Note 3)	2,280,275
Distributions payable	175
Payable to affiliates
Accounting and legal services fees	10,512
Transfer agent fees	6
Trustees' fees	641
Other liabilities and accrued expenses	106,189

Total liabilities	79,218,797

Net assets

Capital paid-in	$963,798,841
Accumulated distributions in excess of net
investment income	(4,125,949)
Accumulated net realized gain on investments,
futures contracts, foreign currency transactions and
swap agreements	5,079,261
Net unrealized appreciation (depreciation) on
investments, futures contracts, translation of assets
and liabilities in foreign currencies and swap
agreements	23,603,126

Net assets	$988,355,279

Net asset value per share

Based on net asset values and shares outstanding-
the Fund has an unlimited number of shares
authorized with no par value
Class A ($26,010 ÷ 2,500 shares)	$10.40
Class I ($26,011 ÷ 2,500 shares)	$10.40
Class NAV ($988,303,258 ÷ 94,983,541 shares)	$10.40

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[1]	$10.89

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements
30

Multi Sector Bond Fund

Statement of Operations — January 31, 2011 (Unaudited)

Investment income

Interest	$21,240,079
Dividends	80,945
Less foreign taxes withheld	(1,332)

Total investment income	21,319,692

Expenses

Investment management fees (Note 5)	3,072,152
Distribution and service fees (Note 5)	39
Accounting and legal services fees (Note 5)	61,997
Transfer agent fees (Note 5)	31
Trustees' fees (Note 5)	4,023
Professional fees	44,293
Custodian fees	98,592
Registration and filing fees	60,451
Other	5,808

Total expenses	3,347,386

Less expense reductions (Note 5)	(8,410)

Net expenses	3,338,976

Net investment income	17,980,716

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	8,299,668
Futures contracts (Note 3)	(2,492,636)
Swap contracts (Note 3)	(211,104)
Foreign currency transactions	571,023
6,166,951

Change in net unrealized appreciation
(depreciation) of
Investments	8,382,091
Futures contracts (Note 3)	5,027,757
Swap contracts (Note 3)	932,481
Translation of assets and liabilities in foreign
currencies	(911,040)

13,431,289

Net realized and unrealized gain	19,598,240

Increase in net assets from operations	$37,578,956

See notes to financial statements.
31

Multi Sector Bond Fund

Statements of Changes in Net Assets

	Six months
	ended	Period ended
	1-31-11	7-31-10[1]
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$17,980,716	$14,395,790
Net realized gain	6,166,951	3,073,269
Change in net unrealized appreciation
(depreciation)	13,431,289	10,171,837

Increase in net assets resulting from
operations	37,578,956	27,640,896

Distributions to shareholders
From net investment income
Class A	(649)	(624)
Class I	(674)	(677)
Class NAV	(23,585,163)	(14,819,087)
From net realized gain
Class A	(64)	—
Class I	(64)	—
Class NAV	(2,256,431)	—

Total distributions	(25,843,045)	(14,820,388)

From Fund share transactions (Note 6)	292,633,451	671,165,409

Total increase	304,369,362	683,985,917

Net assets

Beginning of period	683,985,917	—

End of period	$988,355,279	$683,985,917

Undistributed / (Accumulated distributions in
excess of) net investment income	$(4,125,949)	$1,479,821

1 Period from 11-2-09 (inception date) to 7-31-10.

See notes to financial statements.
32

Multi Sector Bond Fund

Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	1-31-11[1]	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.25	$10.00
Net investment income[3]	0.19	0.25
Net realized and unrealized gain on
investments	0.24	0.25

Total from investment operations	0.43	0.50

Less distributions
From net investment income	(0.25)	(0.25)
From net realized gain	(0.03)	—

Total distributions	(0.28)	(0.25)

Net asset value, end of period	$10.40	$10.25

Total return (%)[4,5]	4.28[6]	5.06[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$26	$26
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	1.25[7]	1.19[7]
Expenses including reduction and amounts
recaptured	1.25[7]	1.19[7]
Net investment income	3.65[7]	3.26[7]
Portfolio turnover (%)	32[8]	68[8]

1 Semiannual period from 8-1-10 to 1-31-11. Unaudited.
2 Period from 11-2-09 (inception date) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the period ended 1-31-11 and the period ended 7-31-10 was 77% and 219%, respectively.

See notes to financial statements
33

Multi Sector Bond Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	1-31-11[1]	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.24	$10.00
Net investment income[3]	0.21	0.26
Net realized and unrealized gain on
investments	0.25	0.25

Total from investment operations	0.46	0.51

Less distributions
From net investment income	(0.27)	(0.27)
From net realized gain	(0.03)	—

Total distributions	(0.30)	(0.27)

Net asset value, end of period	$10.40	$10.24

Total return (%)[4]	4.49[5]	5.18[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$26	$26
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.81[6,7]	1.20[6]
Expenses including reductions and amounts
recaptured	0.95[6]	0.95[6]
Net investment income	3.93[6]	3.48[6]
Portfolio turnover (%)	32 [8]	68[8]

1 Semiannual period from 8-1-10 to 1-31-11. Unaudited.
2 Period from 11-2-09 (inception date) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of expense recapture which amounted to 0.14% of average net assets. See Note 5
8 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the period ended 1-31-11 and the period ended 7-31-10 was 77% and 219%, respectively.

See notes to financial statements
34

Multi Sector Bond Fund

Financial Highlights (For a share outstanding throughout the period)

Class NAV Shares

Period ended
	1-31-11[1]	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.24	$10.00
Net investment income[3]	0.22	0.29
Net realized and unrealized gain on
investments	0.25	0.24

Total from investment operations	0.47	0.53

Less distributions
From net investment income	(0.28)	(0.29)
From net realized gain	(0.03)	—

Total distributions	(0.31)	(0.29)

Net asset value, end of period	$10.40	$10.24

Total return (%)[4]	4.59[5]	5.32[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$988	$684
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.77[6]	0.78[6]
Expenses including reductions and amounts
recaptured	0.77[6]	0.77[6]
Net investment income	4.15[6]	3.90[6]
Portfolio turnover (%)	32 [7]	68[7]

1 Semiannual period from 8-1-10 to 1-31-11. Unaudited.
2 Period from 11-2-09 (inception date) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
8 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the period ended 1-31-11 and the period ended 7-31-10 was 77% and 219%, respectively.

See notes to financial statements
35

Multi Sector Bond

Notes to the Financial Statements (Unaudited)

Note 1 — Organization

John Hancock Multi Sector Bond Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize total return, which consists of income on its investments and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Observable
	1/31/2011	Price	Inputs	Inputs
Corporate Bonds	$377,232,887	—	$376,636,664	$596,223
U.S. Government & Agency Obligations	72,833,168	—	72,833,168	—
Foreign Government Obligations	73,779,553	—	73,779,553	—
Capital Preferred Securities	5,416,774	—	5,416,774	—
Convertible Bonds	18,175,006	—	18,111,366	63,640
Structured Notes	18,618,889	—	164,006	18,454,883
Term Loans	191,101,642	—	190,898,444	203,198
Collateralized Mortgage Obligations	135,025,415	—	128,146,169	6,879,246
Asset Backed Securities	23,096,126	—	20,446,126	2,650,000
Preferred Securities	5,165,899	$3,844,139	1,321,760	—
Short-Term Investments	117,345,942	116,991,838	354,104	—

Total Investments in Securities	$1,037,791,301	$120,835,977	$888,108,134	$28,847,190
Other Financial Instruments:
Futures	$1,904,684	$1,904,684	—	—
Forward Foreign Currency Contracts	($912,761)	—	($912,761)	—

36

Interest Rate Swaps	($293,867)	—	($293,867)	—
Credit Default Swaps	($1,986,408)	—	($1,986,408)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Foreign				Collateralized	Asset
	Corporate	Government	Convertible	Structured	Term	Mortgage	Backed
	Bonds	Obligations	Bonds	Notes	Loans	Obligations	Securities	Total

Balance as of 7-31-10	-	$2,184,730	-	$20,210,649	-	$9,568	-	$22,404,947
Accrued discounts /
premiums	$2,760	63,119	-	478	-	2,158	-	68,515

Realized gain (loss)	7,252	82,472	-	822,112	-	5,915	-	917,751
Change in unrealized
appreciation
(depreciation)	8,864	(95,621)	($360)	(1,231,693)	$11,123	(52,908)	-	(1,360,595)

Net purchases (sales)	577,347	(1,191,753)	64,000	(1,346,663)	192,075	6,914,513	$2,650,000	7,859,519
Net transfers in and/
or out of Level 3	-	(1,042,947)	-	-	-	-	-	(1,042,947)
Balance as of
1-31-11	$596,223	-	$63,640	$18,454,883	$203,198	$6,879,246	$2,650,000	$28,847,190
Change in unrealized
at period end*	$8,864	($95,621)	($360)	($835,341)	$11,123	($52,908)	-	($964,243)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

37

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

38

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended January 31, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions, paydowns, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

39

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended January 31, 2011, the Fund used futures contracts to manage duration of the portfolio and to manage against anticipated interest rate changes. The following table summarizes the contracts held at January 31, 2011. During the six months ended January 31, 2011, the Fund held futures contracts with notional absolute values ranging from $97.1 million to $133.9 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

U.S. Treasury 5-Year Note Futures	257	Short	Mar 2011	($30,432,414)	($211,515)
U.S. Treasury 10-Year Note Futures	607	Short	Mar 2011	(73,323,703)	1,140,579
U.S. Treasury 30-Year Bond Futures	250	Short	Mar 2011	(30,156,250)	975,620

				($133,912,367)	$1,904,684

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended January 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at January 31, 2011. During the six months ended January 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $2.5 million to $66.2 million, as measured at each quarter end.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

CNY	1,818,000	$272,482	Citibank N.A.	5/20/2011	$3,003
CNY	71,120,000	10,890,050	Citibank N.A.	8/9/2011	(90,014)
			Credit Suisse London Branch
EUR	14,281,508	19,400,000	(GFX)	2/10/2011	151,449
INR	12,596,330	278,433	Citibank N.A.	3/9/2011	(5,820)
PHP	14,126,450	325,082	Citibank N.A.	3/9/2011	(6,795)
THB	105,203,250	3,502,106	Citibank N.A.	3/9/2011	(96,950)
		$34,668,153			($45,127)

SELLS

CNY	1,818,000	$270,939	Citibank N.A.	5/20/2011	($4,546)
CNY	62,398,654	9,673,000	Citibank N.A.	8/9/2011	197,356
			Credit Suisse London Branch
EUR	14,936,290	19,400,000	(GFX)	2/10/2011	(1,047,849)
EUR	446,000	603,269	Citibank N.A.	2/23/2011	(7,202)
EUR	660,000	898,735	Citibank N.A.	2/25/2011	(4,627)

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	PRINCIPAL
	AMOUNT	PRINCIPAL			UNREALIZED
	COVERED BY	AMOUNT COVERED		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	BY CONTRACT	COUNTERPARTY	DATE	(DEPRECIATION)

SELLS (continued)

GBP	83,000	132,602	Citibank N.A.	2/25/2011	(328)
INR	12,596,330	272,059	Citibank N.A.	3/9/2011	(554)
JPY	20,174,000	245,934	Citibank N.A.	2/23/2011	116
		$31,496,538			($867,634)

Currency Abbreviations

CNY	Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
PHP	Philippine Peso
THB	Thailand Baht

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values and for written options, potential losses in excess of the amounts recognized on the Statements of assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the six months ended January 31, 2011, the Fund used purchased options to manage against anticipated interest rate changes. During the six months ended January 31, 2011, the Fund held purchased options with market values ranging from $0 to $485 thousand, as measured at each quarter end.

Swaps. The Fund may enter into interest rate and credit default swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the

41

swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the six months ended January 31, 2011, the Fund used interest rate swaps to manage the duration of the portfolio and to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of January 31, 2011. During the period, the Fund held interest rate swaps with total USD notional amounts as represented below.

			Payments	Payments
	Notional		Made by	Received by	Maturity	Unrealized
Counterparty	Amount	Currency	Fund	Fund	Date	Depreciation	Market Value

Citibank N.A.	10,160,000	USD	3.5825%	3 Month LIBOR (a)	Dec 2019	($293,867)	($293,867)

(a) At January 31, 2011, the 3-month LIBOR rate was 0.30438%.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

During the six months ended January 31, 2011, the Fund used CDS as a Buyer of protection to hedge against potential credit events and to gain exposure to a credit index . The following table summarizes the credit default swap contracts the Fund held as of January 31, 2011 as a Buyer of protection. During the six months ended January 31, 2011, the Fund held credit default swap contracts with total USD notional amounts as represented below.

(Pay)/
	(Issuer)			Receive		Unamortized	Unrealized
	Reference	Notional		Fixed	Maturity	Upfront	Appreciation	Market
Counterparty	Obligation	Amount	Currency	Rate	Date	Payment	(Depreciation)	Value

ITRAXX
EUROPE
CROSSOVER
SERIES 14
Citibank N.A.	VERSION 1	$52,600,000	EUR	(5.000)%	Dec 2015	($1,736,411)	($1,170,685)	($2,907,096)

The Fund used CDS as a Seller of protection during the six months ended January 31, 2011 to take a long exposure to the reference credit indices. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. The following table summarizes the credit default swap contracts the Fund held as of January 31, 2011 where the Fund acted as a Seller of protection. During the six months ended January 31, 2011, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $11 million to $56.7 million, as measured at each quarter end.

				(Pay)/
	(Issuer)		USD	Received		Unamortized	Unrealized
	Reference	Notional	Notional	Fixed	Maturity	Upfront	Appreciation	Market
Counterparty	Obligation	Amount	Amount	Rate	Date	Payment	(Depreciation)	Value

Citibank N.A.	CMBX.NA.AAA.4	$4,000,000	$4,000,000	0.350%	Feb 2051	($811,085)	$621,357	($189,728)
Citibank N.A.	CMBX NA AM S	5,000,000	5,000,000	0.500%	Feb 2051	(1,151,020)	604,632	(546,388)
Citibank N.A.	CMBX NA AM 4	2,000,000	2,000,000	0.500%	Feb 2051	(527,170)	308,614	(218,556)
Citibank N.A.	CDX.NA.HY.15	45,700,000	45,700,000	5.000%	Dec 2015	1,286,172	589,188	1,875,360
	Total	$56,700,000				($1,203,103)	$2,123,791	$920,688

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2011 by risk category:

	Statement of Assets	Financial	Asset	Liability
	and Liabilities	Instruments	Derivatives	Derivatives
Risk	location	location	Fair Value	Fair Value

	Receivable/Payable for
	futures; Swap Contracts, at	Futures† / Interest rate
Interest rate contracts	value	swaps	$2,116,199	($505,382)

Credit contracts	Swap contracts, at value	Credit default swaps	1,875,360	(3,861,768)
	Receivable / Payable for
	foreign currency exchange	Foreign forward
Foreign exchange contracts	contracts	currency contracts	351,951	(1,264,685)

Total			$4,343,510	($5,631,835)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2011:

Statement of Operations Location - Net Realized Gain (Loss) on:

	Investments			Foreign
	(Purchased	Futures	Swap	Currency
Risk	Options)	Contracts	Contracts	Transactions*	Total

Interest rate contracts	-	($2,492,636)	$4,460	-	($2,488,176)
Credit contracts	-	-	(215,564)	-	(215,564)
Foreign currency
contracts	($583,150)	-	-	($183,137)	(766,287)

Total	($583,150)	($2,492,636)	($211,104)	($183,137)	($3,470,027)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2011:

Statement of Operations Location - Change in Unrealized Appreciation (Depreciation) of:

				Translation of
				Assets and
	Investments			Liabilities in
	(Purchased	Futures	Swap	Foreign
Risk	Options)	Contracts	Contracts	Currencies*	Total

Interest rate contracts	-	$5,027,757	$429,600	-	$5,457,357
Credit contracts	-	-	502,881	-	502,881
Foreign currency contracts	($1,068,146)	-	-	($888,275)	(1,956,421)

Total	($1,068,146)	$5,027,757	$932,481	($888,275)	($4,003,817)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.740% of the first $250,000,000 of the Fund’s average daily net assets, b) 0.700% of the next $500,000,000 and c) 0.675% of the Fund’s average daily net assets in excess of $750,000,000. The Adviser has a subadvisory agreement with Stone Harbor Investment Partners LP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended January 31, 2011 were equivalent to an annual effective rate of 0.71% of the Fund’s average daily net assets.

The Adviser voluntarily agreed to waive a portion of the management fee for certain funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the funds in proportion of the daily net assets of each Fund.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, overdraft, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.25% and 0.95% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until November 30, 2011.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.15% of average net assets.

Accordingly, these expense reductions amounted to $8,428 for Class NAV shares for the six months ended January 31, 2011.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to November 2, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six months ended January 31, 2011 and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Amounts eligible for recovery	Amount recovered during the six
through July 1, 2013	months ended January 31, 2011

$28	$18

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended January 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. During the period ended January 31, 2011, there were no upfront sales charges for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing

44

recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receive in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2010 were:

	Distribution and	Transfer agent
Class	service fees	fees

A	$39	$24

I	-	7

Total	$39	$31

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2011 and for the period ended July 31, 2010 were as follows:

	Six months ended		Period ended
	1/31/11		7/31/10[1]

	Shares	Amount	Shares	Amount
Class A shares
Sold	—	$—	2,500	$25,000

Net increase	—	$—	2,500	$25,000

Class I shares
Sold	—	$—	2,500	$25,000

Net increase	—	$—	2,500	$25,000

Class NAV shares
Sold	25,864,649	$268,185,144	66,791,801	$671,273,381
Distributions reinvested	2,490,545	25,841,594	1,462,968	14,819,087
Repurchased	(133,749)	(1,393,287)	(1,492,673)	(14,977,059)

Net increase	28,221,445	$292,633,451	66,762,096	$671,115,409

Net increase	28,221,445	$292,633,451	66,767,096	$671,165,409

1 Period from 11-2-09 (inception date) to 7-31-10.

Affiliates of the Fund owned 100% of shares of beneficial interest of the Fund on January 31, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities aggregated $591,066,770 and $252,286,602, respectively, for the six months ended January 31, 2011.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. At January 31, 2011, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

Fund	Affiliate Concentration

Lifestyle Balanced	40.8%
Lifestyle Conservative	15.7%
Lifestyle Growth	18.3%
Lifestyle Moderate	17.3%

45

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey	Investment subadviser
Charles L. Bardelis*	Stone Harbor Investment Partners LP
Peter S. Burgess*
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley Act, which
Michael J. Leary	requires mutual funds and other public companies to affirm
Treasurer	that, to the best of their knowledge, the information in
Charles A. Rizzo	their financial reports is fairly and accurately stated in all
Chief Financial Officer	material respects.
John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

46

John Hancock
MUTUAL FUNDS

John Hancock
Currency Strategies Fund

Semiannual Report
1.31.11

A look at performance

For the period ended January 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	—	—	—	—	–6.98	—	—	—	–6.98

Class I	—	—	—	—	–3.90	—	—	—	–3.90

Class NAV	—	—	—	—	–3.80	—	—	—	–3.80

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 3.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual for Class A. The net expenses equal the gross expenses and are as follows: Class A — 1.51%, Class I — 1.05% and Class NAV — 0.96%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 8-2-10.

6	Currency Strategies Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class I2	8-2-10	$9,610	$9,610	$10,006

Class NAV[2]	8-2-10	$9,620	$9,620	$10,006

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class I and Class NAV shares, respectively, as of 1-31-11.

Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligators of the U.S. Treasury with maturities of one month.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charges applicable.

Semiannual report | Currency Strategies Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 2, 2010 with the same investment held until January 31, 2011.

	Account value	Ending value	Expenses paid during
	on 8-2-10	on 1-31-11	period ended 1-31-11[1]

Class A	$1,000.00	$959.00	$7.86

Class I	1,000.00	961.00	5.36

Class NAV	1,000.00	962.00	4.77

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Currency Strategies Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2010, with the same investment held until January 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-10	on 1-31-11	period ended 1-31-11[2]

Class A	$1,000.00	$1,017.10	$8.13

Class I	1,000.00	1,019.70	5.55

Class NAV	1,000.00	1,020.30	4.94

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 1.09% and 0.97% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 1.09% and 0.97% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Currency Strategies Fund	9

Currency allocation1

1 As of 1-31-11. The Fund’s assets are exposed to both short (unfavored) and long (favored) currency positions.

10	Currency Strategies Fund | Semiannual report

Fund’s investments

As of 1-31-11 (unaudited)

Short-Term Investments 99.95%				$778,729,449

(Cost $778,729,449)

		Yield%	Shares	Value
Investment Companies 8.10%				63,077,254
State Street Institutional Liquid Reserves Fund		0.1842 (Y)	63,077,254	63,077,254

		Maturity
	Yield%*	date	Par value	Value
U.S. Treasury Obligations 91.85%				715,652,195
U.S. Treasury Bill	0.1200	03-31-11	$235,000,000	234,954,567

U.S. Treasury Bill	0.1900	06-30-11	200,000,000	199,808,944

U.S. Treasury Bill	0.1810	06-16-11	59,000,000	58,946,308

U.S. Treasury Bill	0.1510	02-24-11	108,000,000	107,960,589

U.S. Treasury Bill	0.1220	02-10-11	66,000,000	65,997,987

U.S. Treasury Bill	0.1350	03-10-11	48,000,000	47,983,800

Total investments (Cost $778,729,449)† 99.95%				$778,729,449

Other assets and liabilities, net 0.05%				$385,193

Total net assets 100.00%				$779,114,642

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $778,729,449. There was no unrealized appreciation or depreciation on investment securities as of 1-31-11.

The following table summarizes the forward foreign currency contracts held by the Fund at January 31, 2011:

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	37,352,614	$37,062,189	Barclays Bank PLC	3-16-11	($32,223)
			Wholesale
AUD	37,352,614	37,077,422	J. Aron & Company	3-16-11	(47,455)
AUD	37,352,614	37,074,904	Morgan Stanley	3-16-11	(44,936)
			Capital Services, Inc.
CAD	48,910,735	48,899,930	Barclays Bank PLC	3-16-11	(97,740)
			Wholesale
CAD	48,910,735	48,905,586	J. Aron & Company	3-16-11	(103,397)

See notes to financial statements	Semiannual report | Currency Strategies Fund	11

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys (continued)
CAD	48,910,735	$48,906,717	Morgan Stanley	3-16-11	($104,527)
			Capital Services, Inc.
CHF	86,933,024	90,744,690	Barclays Bank PLC	3-16-11	1,384,149
			Wholesale
CHF	86,933,024	90,775,138	J. Aron & Company	3-16-11	1,353,702
CHF	86,933,024	90,767,245	Morgan Stanley	3-16-11	1,361,595
			Capital Services, Inc.
EUR	92,352,100	123,105,577	Barclays Bank PLC	3-16-11	3,268,108
			Wholesale
EUR	92,352,100	123,177,613	J. Aron & Company	3-16-11	3,196,071
EUR	92,352,100	123,273,120	Morgan Stanley	3-16-11	3,100,565
			Capital Services, Inc.
GBP	129,584,848	202,806,053	Barclays Bank PLC	3-16-11	4,701,794
			Wholesale
GBP	129,584,848	202,809,736	J. Aron & Company	3-16-11	4,698,110
GBP	129,584,848	203,029,976	Morgan Stanley	3-16-11	4,477,870
			Capital Services, Inc.
JPY	3,025,936,761	36,690,424	Barclays Bank PLC	3-16-11	186,471
			Wholesale
JPY	3,025,936,761	36,696,865	J. Aron & Company	3-16-11	180,030
JPY	3,025,936,761	36,693,858	Morgan Stanley	3-16-11	183,037
			Capital Services, Inc.
NZD	47,568,482	35,649,835	Barclays Bank PLC	3-16-11	939,307
			Wholesale
NZD	47,568,482	35,722,681	J. Aron & Company	3-16-11	866,460
NZD	47,568,482	35,682,960	Morgan Stanley	3-16-11	906,181
			Capital Services, Inc.
SEK	982,895,257	145,054,186	Barclays Bank PLC	3-16-11	7,086,042
			Wholesale
SEK	982,895,257	145,359,493	J. Aron & Company	3-16-11	6,780,734
SEK	982,895,257	145,241,742	Morgan Stanley	3-16-11	6,898,486
			Capital Services, Inc.
Totals		$2,161,207,940			$51,138,434

Sells
AUD	191,208,572	$187,376,795	Barclays Bank PLC	3-16-11	($2,180,145)
			Wholesale
AUD	191,208,572	187,199,150	J. Aron & Company	3-16-11	(2,357,790)
AUD	191,208,572	187,361,434	Morgan Stanley	3-16-11	(2,195,505)
			Capital Services, Inc.
CAD	75,405,772	74,849,406	Barclays Bank PLC	3-16-11	(389,022)
			Wholesale
CAD	75,405,772	74,884,369	J. Aron & Company	3-16-11	(354,058)
CAD	75,405,772	74,881,381	Morgan Stanley	3-16-11	(357,047)
			Capital Services, Inc.
CHF	122,090,147	126,183,606	Barclays Bank PLC	3-16-11	(3,203,628)
			Wholesale
CHF	122,090,147	126,191,438	J. Aron & Company	3-16-11	(3,195,796)
CHF	122,090,147	126,191,511	Morgan Stanley	3-16-11	(3,195,723)
			Capital Services, Inc.
EUR	80,147,357	106,690,092	Barclays Bank PLC	3-16-11	(2,982,745)
			Wholesale
EUR	80,147,357	106,660,622	J. Aron & Company	3-16-11	(3,012,215)

12	Currency Strategies Fund | Semiannual report	See notes to financial statements

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells (continued)
EUR	80,147,357	$106,705,697	Morgan Stanley	3-16-11	($2,967,140)
			Capital Services, Inc.
GBP	20,906,511	33,136,837	Barclays Bank PLC	3-16-11	(341,345)
			Wholesale
GBP	20,906,511	33,114,771	J. Aron & Company	3-16-11	(363,411)
GBP	20,906,511	33,111,884	Morgan Stanley	3-16-11	(366,298)
			Capital Services, Inc.
JPY	6,155,973,681	74,423,331	Barclays Bank PLC	3-16-11	(599,122)
			Wholesale
JPY	6,155,973,681	74,490,318	J. Aron & Company	3-16-11	(532,134)
JPY	6,155,973,681	74,431,649	Morgan Stanley	3-16-11	(590,803)
			Capital Services, Inc.
NZD	113,628,488	86,077,230	Barclays Bank PLC	3-16-11	(1,324,524)
			Wholesale
NZD	113,628,488	86,016,142	J. Aron & Company	3-16-11	(1,385,612)
NZD	113,628,488	86,027,729	Morgan Stanley	3-16-11	(1,374,025)
			Capital Services, Inc.
SEK	52,363,225	7,583,011	Barclays Bank PLC	3-16-11	(522,179)
			Wholesale
SEK	52,363,225	7,569,068	J. Aron & Company	3-16-11	(536,122)
SEK	52,363,225	7,569,013	Morgan Stanley	3-16-11	(536,178)
			Capital Services, Inc.

Totals		$2,088,726,484			($34,862,567)

Currency Abbreviations
AUD	Australian Dollar	GBP	Pound Sterling
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona

See notes to financial statements	Semiannual report | Currency Strategies Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $778,729,449)	$778,729,449
Receivable for forward foreign currency exchange contracts (Note 3)	51,568,712
Receivable for fund shares sold	136,692
Interest receivable	10,290
Other receivables	3,668

Total assets	830,448,811

Liabilities

Payable for forward foreign currency exchange contracts (Note 3)	35,292,845
Payable for fund shares repurchased	15,915,965
Payable to affiliates
Accounting and legal services fees	10,838
Transfer agent fees	237
Trustees’ fees	544
Other liabilities	113,740

Total liabilities	51,334,169

Net assets

Capital paid-in	$789,348,665
Accumulated net investment loss	(2,256,325)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(24,253,565)
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currencies	16,275,867

Net assets	$779,114,642

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($610,042 ÷ 63,606 shares)	$9.59
Class I ($4,089,025 ÷ 425,448 shares)	$9.61
Class NAV ($774,415,575 ÷ 80,471,809 shares)	$9.62

Maximum offering price per share

Class A (net asset value per share ÷ 97%)	$9.89

14	Currency Strategies Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 1-31-11 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$321,110

Expenses

Investment management fees (Note 5)	2,414,849
Distribution and service fees (Note 5)	267
Accounting and legal services fees (Note 5)	39,815
Transfer agent fees (Note 5)	359
Trustees’ fees (Note 5)	2,151
State registration fees (Note 5)	185
Printing and postage (Note 5)	94
Professional fees	28,439
Custodian fees	43,537
Registration and filing fees	50,707
Other	2,482

Total expenses	2,582,885
Less expense reductions (Note 5)	(5,450)

Net expenses	2,577,435

Net investment loss	(2,256,325)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	391
Foreign currency transactions	(24,253,956)
(24,253,565)
Change in net unrealized appreciation (depreciation) of
Translation of assets and liabilities in foreign currencies	16,275,867
16,275,867

Net realized and unrealized loss	(7,977,698)

Decrease in net assets from operations	($10,234,023)

1 Period from 8-2-10 (inception date) to 1-31-11.

See notes to financial statements	Semiannual report | Currency Strategies Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
1-31-11
(Unaudited)[1]
Increase (decrease) in net assets

From operations
Net investment loss	($2,256,325)
Net realized loss	(24,253,565)
Change in net unrealized appreciation (depreciation)	16,275,867

Decrease in net assets resulting from operations	(10,234,023)

From Fund share transactions (Note 6)	789,348,665

Total increase	779,114,642

Net assets

Beginning of period	—

End of period	$779,114,642

Accumulated net investment loss	($2,256,325)

1 Period from 8-2-10 (inception date) to 1-31-11.

16	Currency Strategies Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	1-31-11[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.07)
Net realized and unrealized loss on investments	(0.34)
Total from investment operations	(0.41)
Net asset value, end of period	$9.59
Total return (%)	(4.10)[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60[5]
Expenses net of fee waivers and credits	1.60[5]
Net investment loss	(1.50)[5]
Portfolio turnover (%)	—

1 Period from 8-2-10 (inception date) to 1-31-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

CLASS I SHARES Period ended	1-31-11[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.05)
Net realized and unrealized loss on investments	(0.34)
Total from investment operations	(0.39)
Net asset value, end of period	$9.61
Total return (%)	(3.90)[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[5]
Expenses net of fee waivers and credits	1.09[5]
Net investment loss	(1.00)[5]
Portfolio turnover (%)	—

1 Period from 8-2-10 (inception date) to 1-31-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

See notes to financial statements	Semiannual report | Currency Strategies Fund	17

CLASS NAV SHARES Period ended	1-31-11[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.04)
Net realized and unrealized loss on investments	(0.34)
Total from investment operations	(0.38)
Net asset value, end of period	$9.62
Total return (%)	(3.80)[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$774
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[5]
Expenses net of fee waivers and credits	0.97[5]
Net investment loss	(0.85)[5]
Portfolio turnover (%)	—

1 Period from 8-2-10 (inception date) to 1-31-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

18	Currency Strategies Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Currency Strategies Fund (the Fund) is a diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to achieve total return from investments in currency markets.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Currency Strategies Fund	19

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Asset Table
Short-Term Investments:
Investment Companies	$63,077,254	$63,077,254	—	—
U.S. Treasury Obligations	715,652,195	—	$715,652,195	—

Total investments in
Securities	$778,729,449	$63,077,254	$715,652,195	—
Other Financial
Instruments:
Forward Foreign
Currency Contracts	51,568,712	—	51,568,712	—

Total Assets	$830,298,161	$63,077,254	$767,220,907	—

Liabilities Table
Other Financial Instruments:
Forward Foreign
Currency Contracts	(35,292,845)	—	(35,292,845)	—

Total Liabilities	($35,292,845)	—	($35,292,845)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds are valued at their closing net asset values each day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates, both current and forward, supplied by an independent pricing service. Certain securities and forward foreign securities contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

20	Currency Strategies Fund | Semiannual report

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the period ended January 31, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Semiannual report | Currency Strategies Fund	21

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended January 31, 2011, the Fund used forward foreign currency contracts to gain exposure to selected foreign currencies. During the period ended January 31, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $0 to $4.2 billion, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/Payable for	Forward	$51,568,712	($35,292,845)
contracts	forward foreign currency	foreign currency
	exchange contracts	contracts

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended January 31, 2011:

		FOREIGN CURRENCY
RISK	STATEMENT OF OPERATIONS LOCATION	TRANSACTIONS*

Foreign exchange contracts	Net realized loss	($24,253,956)

22	Currency Strategies Fund | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended January 31, 2011:

		TRANSLATION OF ASSETS
		AND LIABILITIES IN
RISK	STATEMENT OF OPERATIONS LOCATION	FOREIGN CURRENCIES*

Foreign exchange contracts	Change in unrealized appreciation	$16,275,867
	(depreciation)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.95% of the first $250,000,000 of the Fund’s average daily net assets, b) 0.90% of the next $250,000,000 and c) 0.85% of the Fund’s average daily net assets in excess of $500,000,000. The Adviser has a subadvisory agreement with First Quadrant, L.P. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended January 31, 2011 were equivalent to an annual effective rate of 0.91% of the Fund’s average daily net assets.

The Adviser voluntarily agreed to waive a portion of the management fee for certain funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the funds in proportion of the daily net assets of each Fund.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, overdraft, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60% and 1.14% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until November 30, 2011.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.15% of average net assets.

Semiannual report | Currency Strategies Fund	23

Accordingly, these expense reductions amounted to $2, $10 and $5,438 for Class A, Class I and Class NAV shares, respectively, for the period ended January 31, 2011.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to August 2, 2010, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. For the period ended January 31, 2011, the Fund did not recapture any expenses. There were also no waivers or reimbursed expenses subject to potential recovery.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the period ended January 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,331 for the period ended January 31, 2011. Of this amount, $866 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,465 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receive in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended January 31, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$267	$167	$93	$29
Class I	—	192	92	65
Total	$267	$359	$185	$94

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets.

24	Currency Strategies Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the period ended January 31, 2011 were as follows:

	Period ended 1-31-11
	Shares	Amount
Class A shares

Sold	69,253	$660,005
Repurchased	(5,647)	(55,225)

Net increase	63,606	$604,780

Class I shares

Sold	425,448	$3,926,978

Net increase	425,448	$3,926,978

Class NAV shares

Sold	82,893,331	$807,974,436
Repurchased	(2,421,522)	(23,157,529)

Net increase	80,471,809	$784,816,907

Net increase	80,960,863	$789,348,665

Affiliates of the Fund owned 4%, 1% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on January 31, 2011.

Note 7 — Purchase and sale of securities

All purchases and sales of the Fund were short-term investments for the period ended January 31, 2011.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the period ended January 31, 2011, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

Lifestyle Aggressive Portfolio	10.2%
Lifestyle Balanced Portfolio	29.2%
Lifestyle Conservative Portfolio	7.5%
Lifestyle Growth Portfolio	30.1%
Lifestyle Moderate Portfolio	9.3%

Semiannual report | Currency Strategies Fund	25

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

At its meeting on June 25, 2010, the Board, including all of the Independent Trustees, approved the Currency Strategies Fund (the New Portfolio), a new series of John Hancock Funds II (the Trust):

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the Advisory Agreement Amendment) to the advisory agreement between John Hancock Funds II (the Trust) and John Hancock Investment Management Services, LLC (the Adviser or JHIMS) to add the New Portfolio;

(b) the subadvisory agreement between the Adviser and First Quadrant, L.P. (First Quadrant, or the Subadviser) to add the New Portfolio (the Subadvisory Agreement)

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board include:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers (or Adviser if there is no subadviser);

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also took into account any indirect benefits expected to be derived by the Adviser and its affiliates from their relationship with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates,

26	Currency Strategies Fund | Semiannual report

including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on June 25, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolio;

(2) — (a) reviewed the advisory fee structure for the New Portfolio and the incorporation of the subadvisory fee breakpoints (as described below under Approval of Subadvisory Agreements below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of such funds grow; and

(b) considered that the Adviser has agreed to waive its management fee for each of the Funds, including the New Portfolio, and each of the funds of John Hancock Trust (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds of the Trust and John Hancock Trust.)

(3) — (a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio,

(b) considered that JHIMS will derive reputational and other indirect benefits from providing advisory services to the New Portfolio,

(c) noted that for the New Portfolio, JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolio and concluded that the advisory fees to be paid by the Trust with respect to the New Portfolio are not unreasonable in light of such information; and

Semiannual report | Currency Strategies Fund	27

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolio and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with the New Portfolio was reasonable and not excessive.

(4) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolio are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of the New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 25, 2010, the Board, including all the Independent Trustees, approved the Subadvisory Agreement.

In making its determination with respect to the Subadvisory Agreement and with reference to the factors that it considers, the Board reviewed or considered:

(1) information relating to the Subadviser’s business,

(2) that the Subadviser has extensive experience and demonstrated skills as a manager; and

(3) the investment performance of comparable accounts managed by the Subadviser as set forth in Appendix A; and

(4) the proposed subadvisory fee for the New Portfolio and comparative fee information as set forth in Appendix A.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has demonstrated skill as a manager and may be expected to provide a high quality of investment management services to the New Portfolio;

(2) The subadvisory fees for the New Portfolio are: (i) within industry norms and (ii) paid by the Adviser and not by the New Portfolio; and

(3) Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio.

28	Currency Strategies Fund | Semiannual report

Appendix A

Estimated Fees
	Comparable Performance	and Expenses as of
Fund (Subadviser)	as of March 31, 2010	March 31, 2010

JHF II Currency Strategies	The subadviser’s currency	Advisory fees for this Fund
	composite has outperformed	were higher than its peer
(First Quadrant)	its peer group in four of the	group median.
last six calendar years as well
	as the year-to-date period	No comparable subadvisory
	ended April 30, 2010.	fee information is available
for this Fund.

Semiannual report | Currency Strategies Fund	29

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	First Quadrant, L.P.
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary	The report is certified under the Sarbanes-Oxley
Treasurer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	Currency Strategies Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Currency Strategies Fund.	364SA 1/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/11

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f)  Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f)  Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: March 18, 2011

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: March 18, 2011